As filed with the Securities and Exchange Commission
                                 on May 1 1996


                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549


                                                                          _____
        Registration Statement Under The Securities Act of 1933           _____
                                                                          _____
                    Pre-Effective Amendment No.                           _____

                    Post-Effective Amendment No. l2                       __X__

                                     and/or
                                                                          _____
Registration Statement Under The Investment Company Act of 1940           _____
                                                                          _____
                            Amendment No. 14                              __X__

                        (Check appropriate box or boxes)



                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     75 Maiden Lane
     New York, New York                                     10038
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:       212-806-8800



                               Mr. Gregory S. Duch
                           Fred Alger Management, Inc.
                                 75 Maiden Lane
                               New York, NY 10038
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



                              Page 1 of _____ Pages
                           Exhibit Index at Page _____

It is proposed that this filing will become effective (check appropriate box):


_____
_____     immediately upon filing pursuant to paragraph (b), or


_____
_____     on [date] pursuant to paragraph (b), or


_____
__X__     60 days after filing pursuant to paragraph (a), or


_____
_____     on [date] pursuant to paragraph (a) of Rule 485


                                   ----------


                        DECLARATION PURSUANT TO RULE 24f-2



     Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Securities (a)(l) of Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1995 will be filed on or about March 8, 1996.

PROSPECTUS
----------
                          THE |
                        ALGER |  75 Maiden Lane
                     AMERICAN |  New York, New York 10038
                         FUND |  (800) 992-FUND (992-3863)



  The Alger American Fund is a registered investment company -- a mutual fund -- that presently offers interests in six Portfolios. Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The six Portfolios are:

                     o Alger American Balanced Portfolio
                     o Alger American Income and Growth Portfolio
                     o Alger  American  Small  Capitalization  Portfolio
                     o Alger  American  Growth Portfolio
                     o Alger American  MidCap Growth  Portfolio
                     o Alger American  Leveraged AllCap Portfolio

  Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and may also be offered directly to qualified pension and retirement plans (the "Plans"). See "The Alger American Fund."

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


  This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1996 containing further information about The Alger American Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting The Alger American Fund at the address or phone number above.



         FRED ALGER |                           FRED ALGER |
        MANAGEMENT, | Investment Manager        & COMPANY, | Distributor
               INC. |                         INCORPORATED |



--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
                                   MAY 1, 1996

--------------------------------------------------------------------------------
                                    CONTENTS

                                               Page                                                Page
                                               ----                                               ----


Portfolio Expenses............................  iii         Alger American MidCap Growth
Financial Highlights..........................   iv           Portfolio..........................    2
The Portfolios................................    1         Alger American Leveraged AllCap
Participating Insurance Companies and Plans...    1          Portfolio...........................    2
Investment Objectives and Policies............    1       Investment Practices...................    3
  Alger American Balanced Portfolio...........    1       Management of the Fund.................    5
  Alger American Income and Growth                        Net Asset Value........................    7
    Portfolio.................................    2       Purchases and Redemptions..............    7
  Alger American Small Capitalization                     Dividends and Distributions............    7
    Portfolio.................................    2       Taxes..................................    7
  Alger American Growth Portfolio.............    2       Performance............................    8
                                                          Investor and Shareholder Information...    8


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES

  The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The amounts listed under "Other Expenses" and "Interest Expense" in the Table for the Alger American Leveraged AllCap Portfolio are based on estimated amounts for the Fund's fiscal year ending December 31, 1995. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

  The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolios. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


                                                                   Alger         Alger                     Alger        Alger
                                                     Alger       American       American      Alger      American     American
                                                   American     Income and       Small       American     MidCap      Leveraged
                                                   Balanced       Growth    Capitalization    Growth      Growth        AllCap
                                                   Portfolio    Portfolio      Portfolio     Portfolio   Portfolio    Portfolio
                                                   ---------    ---------   --------------   ---------   ---------    ---------

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on
  Purchases ......................................    None          None          None         None        None         None
Maximum Sales Load Imposed
  on Reinvested Dividends ........................    None          None          None         None        None         None
Deferred Sales Load ..............................    None          None          None         None        None         None
Redemption Fees ..................................    None          None          None         None        None         None

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fees ..................................    .75%         .625%         .85%          .75%       .80%           .85%
12b-1 Fees .......................................     --            --           --            --         --             --
Other Expenses (excluding interest) ..............    .33%         .125%         .11%          .11%       .17%           .19%
                                                     ----          ----          ---           ---        ---           ----

Total Fund Operating Expenses
  (before interest) ..............................   1.08%         .750%         .96%          .86%       .97%          1.04%
                                                     ----          ----          ---           ---        ---           ----
Interest Expense .................................     --            --           --            --         --            .75%

Total Fund Expenses ..............................   1.08%         .750%         .96%          .86%       .97%          1.79%
                                                     ====          ====          ===           ===        ===           ====

EXAMPLE
You would pay the  following  expenses on a
  $1,000  investment,  assuming (1) 5%
  annual return and (2) redemption at the
  end of each time period:
One Year .........................................  $  11           $ 8         $ 10          $  9       $ 10           $ 18
Three Years ......................................     34            24           31            27         31             56
Five Years .......................................     60            42           53            48         54             97
Ten Years ........................................    132            93          118           106        119            211

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


  The Financial Highlights for the years ended December 31, 1990 through 1995 have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated February 5, 1996 on the Fund's financial statements as of December 31, 1995 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and notes thereto. The
Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Statement of Additional Information may be obtained from the Fund without charge.


THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                            Year Ended December 31,
                                            ---------------------------------------------------------------------------------
                                              1995        1994         1993       1992       1991         1990       1989(ii)
                                            --------   --------       -------    -------    -------      -------     -------
Net asset value, beginning of year ......              $  24.67       $ 20.17    $ 18.00    $ 12.86      $ 12.41     $ 10.00
                                            --------   --------       -------    -------    -------      -------     -------
Net investment income ...................                  0.07          0.03       0.03       0.08(i)      0.07        0.09
Net realized and unrealized gain
  on investments ........................                  0.15          4.50       2.19       5.11         0.44        2.32
                                            --------   --------       -------    -------    -------      -------     -------
  Total from investment
    operations ..........................                  0.22          4.53       2.22       5.19         0.51        2.41
                                            --------   --------       -------    -------    -------      -------     -------
Dividends from net investment
  income ................................                 (0.03)        (0.03)     (0.03)     (0.05)       (0.06)         --
Distributions from net realized
  gains .................................                 (1.73)           --      (0.02)        --           --          --
                                            --------   --------       -------    -------    -------      -------     -------
  Total Distributions ...................                 (1.76)        (0.03)     (0.05)     (0.05)       (0.06)         --
                                            --------   --------       -------    -------    -------      -------     -------
Net asset value, end of year ............              $  23.13       $ 24.67    $ 20.17    $ 18.00      $ 12.86     $ 12.41
                                            ========   ========       =======    =======    =======      =======     =======
Total Return ............................                  1.45%        22.47%     12.38%     40.39%        4.14%      24.10%(iii)
                                            ========   ========       =======    =======    =======      =======     =======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted) .....................              $150,390       $74,878    $30,316    $10,094      $ 1,228     $   171
                                            ========   ========       =======    =======    =======      =======     =======
  Ratio of expenses to average
    net assets ..........................                 0.86%          0.97%      0.99%      1.29%        1.50%       1.50%
                                            ========   ========       =======    =======    =======      =======     =======
  Decrease reflected in above
    expense ratios due to
    expense reimbursements ..............                   --             --         --         --         2.31%       7.32%
                                            ========   ========       =======    =======    =======      =======     =======
  Ratio of net investment income
    to average net assets ...............                 0.48%          0.25%      0.33%      0.52%        1.69%       1.30%
                                            ========   ========       =======    =======    =======      =======     =======
  Portfolio Turnover Rate ...............               111.76%        112.64%     63.91%     58.95%       86.77%      79.59%
                                            ========   ========       =======    =======    =======      =======     =======



 (i)  Amount was computed based on average shares outstanding during the period.

(ii) For the period January 9, 1989 (commencement of operations) to December 31 1989. Ratios have been annualized; total return has not been annualized.

(iii) Unaudited.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                      Year Ended December 31,
                                     --------------------------------------------------------------------------------------------
                                       1995        1994         1993        1992        1991        1990       1989     1988(iii)
                                     --------   --------      -------     -------     -------    -------      ------    ------
Net asset value,
  beginning of year............                 $  30.88      $ 27.26     $ 26.79     $ 17.02    $ 15.79      $ 9.60    $10.00
                                     --------   --------      -------     -------     -------    -------      ------    ------
Net investment
  income (loss)................                    (0.03)(i)    (0.05)      (0.06)      (0.03)      0.02        0.04      0.06
Net realized and
   unrealized gain
  (loss) on investments........                    (1.45)        3.67        0.91        9.82       1.35        6.15     (0.40)
                                     --------   --------      -------     -------     -------    -------      ------    ------
  Total from investment
    operations.................                    (1.48)        3.62        0.85        9.79       1.37        6.19     (0.34)
                                     --------   --------      -------     -------     -------    -------      ------    ------
Dividends from net
  investment income............                       --           --          --       (0.02)     (0.01)         --     (0.06)
Distributions from net
   realized gains..............                    (2.09)          --       (0.38)         --      (0.13)         --        --
                                     --------   --------      -------     -------     -------    -------      ------    ------
  Total Distributions..........                    (2.09)          --       (0.38)      (0.02)     (0.14)         --     (0.06)
                                     --------   --------      -------     -------     -------    -------      ------    ------
Net asset value, end
  of year......................                 $  27.31      $ 30.88     $ 27.26     $ 26.79    $ 17.02     $ 15.79    $ 9.60
                                     ========   ========      =======     =======     =======    =======     =======    ======
Total Return...................                    (4.38%)      13.28%       3.55%      57.54%      8.71%      64.48%(ii) 3.35%(ii)
                                     ========   ========      =======     =======     =======    =======     =======    ======

Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted)............                 $397,037     $238,850    $135,718     $56,798    $ 7,149      $  569     $  39
                                     ========   ========      =======     =======     =======    =======     =======    ======
  Ratio of expenses to
     average net assets........                     0.96%        1.03%       0.98%       1.06%      1.50%       1.50%     1.50%
                                     ========   ========      =======     =======     =======    =======     =======    ======
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements.............                       --           --          --          --       0.33%       9.15%    12.31%
                                     ========   ========      =======     =======     =======    =======     =======    ======
  Ratio of net investment
    income (loss) to
    average net assets.........                   (0.10%)       (0.35%)     (0.37%)     (0.12%)     0.50%       1.11%     2.27%
                                     ========   ========      =======     =======     =======    =======     =======    ======
  Portfolio Turnover
    Rate.......................                   117.61%      148.07%     108.06%     125.90%    132.46%     133.61%    20.86%
                                     ========   ========      =======     =======     =======    =======     =======    ======



 (i)  Amount was computed based on average shares outstanding during the period.
(ii)  Unaudited.
(iii) For the period September 21, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                      Year Ended December 31,
                                    -------------------------------------------------------------------------------------------
                                      1995         1994         1993        1992        1991        1990       1989     1988(ii)
                                    -------      -------      -------     -------     -------     ------      ------    --------
Net asset value,
   beginning of year...........                  $ 15.31      $ 13.93     $ 13.08     $ 10.67     $10.74      $10.00    $10.00
                                    -------      -------      -------     -------     -------     ------      ------    ------
Net investment income..........                     0.17         0.07        0.08        0.09       0.11        0.18      0.10
Net realized and
   unrealized gain (loss)
   on investments..............                    (1.47)        1.37        1.02        2.41      (0.08)       0.56        --
                                    -------      -------      -------     -------     -------     ------      ------    ------
  Total from investment
   operations..................                    (1.30)        1.44        1.10        2.50       0.03        0.74      0.10
                                    -------      -------      -------     -------     -------     ------      ------    ------
Dividends from net
   investment income...........                    (0.15)       (0.06)      (0.12)      (0.09)     (0.10)         --     (0.10)
                                    -------      -------      -------     -------     -------     ------      ------    ------
Distributions from net
   realized gains..............                    (0.56)          --       (0.13)         --         --          --        --
                                    -------      -------      -------     -------     -------     ------      ------    ------
  Total Distributions..........                    (0.71)       (0.06)      (0.25)      (0.09)     (0.10)         --     (0.10)
                                    -------      -------      -------     -------     -------     ------      ------    ------
Net asset value, end of year...                  $ 13.30     $  15.31     $ 13.93     $ 13.08     $10.67      $10.74    $10.00
                                    -------      -------      -------     -------     -------     ------      ------    ------
Total Return...................                    (8.28%)      10.34%       8.64%      23.51%      0.28%       7.40%(i)  0.95%(i)
                                    -------      -------      -------     -------     -------     ------      ------    ------
Ratios and
   Supplemental Data:
  Net assets, end of year
     (000's omitted)...........                  $29,135      $31,895     $ 8,671     $ 2,663      $ 436       $  98     $  28
                                    =======      =======      =======     =======     =======      =====       =====     =====
  Ratio of expenses to
     average net assets........                     0.75%        0.97%       1.25%       1.25%      1.25%       1.25%     1.25%
                                    =======      =======      =======     =======     =======      =====       =====     =====
  Decrease reflected in
     above expense ratios
     due to expense
     reimbursements............                       --           --        0.01%       0.66%      5.41%      23.72%    20.26%
                                    =======      =======      =======     =======     =======      =====       =====     =====
  Ratio of net investment
     income to average
     net assets................                     1.22%        1.51%       1.62%       2.54%      3.61%       7.36%     7.30%
                                    =======      =======      =======     =======     =======      =====       =====     =====
  Portfolio Turnover Rate......                   177.97%      105.80%     100.62%      61.11%     56.90%         --        --
                                    =======      =======      =======     =======     =======      =====       =====     =====



 (i)  Unaudited.
 (ii) For the period November 15, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
BALANCED PORTFOLIO (i)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                           Year Ended December 31,
                                                ------------------------------------------------------------------------------
                                                  1995         1994      1993        1992        1991        1990     1989(ii)
                                                -------     -------     -------    -------     -------     -------   -------
Net asset value, beginning of year...........   $ 00.00     $ 11.58     $ 10.77    $ 10.02     $ 10.01     $ 10.04   $ 10.00
                                                -------     -------     -------    -------     -------     -------   -------
Net investment income........................                  0.20        0.15       0.22        0.45        0.66      0.22
Net realized and unrealized gain (loss)
   on investments............................                 (0.70)       0.69       0.72        0.01       (0.03)     0.04
                                                -------     -------     -------    -------     -------     -------   -------
  Total from investment operations...........                 (0.50)       0.84       0.94        0.46        0.63      0.26
                                                -------     -------     -------    -------     -------     -------   -------
Dividends from net investment
   income....................................                 (0.13)      (0.03)     (0.19)      (0.45)      (0.66)    (0.22)
                                                -------     -------     -------    -------     -------     -------   -------
Distributions from net realized gains........                 (0.15)         --         --          --          --        --
                                                -------     -------     -------    -------     -------     -------   -------
  Total Distributions........................                 (0.28)      (0.03)     (0.19)      (0.45)      (0.66)    (0.22)
                                                -------     -------     -------    -------     -------     -------   -------
Net asset value, end of year.................               $ 10.80     $ 11.58    $ 10.77      $10.02      $10.01   $ 10.04
                                                =======     =======     =======    =======      ======      ======   =======
Total Return.................................                 (4.27%)      7.79%      9.48%       4.70%       6.53%     2.65%(iii)
                                                =======     =======     =======    =======      ======      ======   =======
Ratios and Supplemental Data:
   Net assets, end of year
     (000's omitted).........................               $10,394     $ 7,848    $ 4,009      $1,487       $ 365     $ 131
                                                =======     =======     =======    =======      ======      ======   =======
  Ratio of expenses to average net
     assets..................................                  1.08%       1.25%      1.25%       1.25%       1.25%     1.25%
                                                =======     =======     =======    =======      ======      ======   =======
  Decrease reflected in above expense
     ratios due to expense
     reimbursements..........................                    --        0.19%      0.42%       1.37%       4.81%     5.89%
                                                =======     =======     =======    =======      ======      ======   =======
  Ratio of net investment income to
     average net assets......................                  2.30%       2.05%      1.99%       4.22%       6.60%     6.92%
                                                =======     =======     =======    =======      ======      ======   =======
  Portfolio Turnover Rate....................                 78.80%      85.46%     15.27%         --      132.55%       --
                                                =======     =======     =======    =======      ======      ======   =======


 (i) Prior to October 1, 1992, the Alger American Balanced Portfolio was the Alger American Fixed Income Portfolio.
 (ii) For the period September 5, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.
(iii) Unaudited.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                           From May 3, 1993
                                                                                           (commencement of
                                                           Year Ended December 31,            operations)
                                                             1995           1994        to December 31, 1993(i)
Net asset value, beginning of year.................                        $ 13.72           $ 10.00
                                                           -------         -------           -------
Net investment income (loss).......................                           0.00(ii)         (0.02)
Net realized and unrealized gain (loss)
  on investments...................................                          (0.21)             3.88
                                                           -------         -------           -------
  Total from investment operations.................                          (0.21)             3.86
Distributions from net realized gains..............                          (0.05)            (0.14)
                                                           -------         -------           -------
Net asset value, end of year.......................                        $ 13.46           $ 13.72
                                                           =======         =======           =======
Total Return.......................................                          (1.54%)           38.67%
                                                           =======         =======           =======
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)..........                        $62,178           $21,301
                                                           =======         =======           =======
  Ratio of expenses to average net assets..........                           0.97%             1.50%
                                                           =======         =======           =======
  Decrease reflected in above expense
    ratios due to expense reimbursements...........                             --              0.03%
                                                           =======         =======           =======
  Ratio of net investment income (loss)
    to average net assets..........................                           0.03%            (0.58%)
                                                           =======         =======           =======
  Portfolio Turnover Rate..........................                          83.96%            67.22%
                                                           =======         =======           =======


 (i) Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

--------------------------------------------------------------------------------
                                      viii

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                          From January 25, 1995
                                                                            (commencement of
                                                                               operations)
                                                                           to June 30, 1995(i)
                                                                          ---------------------
Net asset value, beginning of period..................................          $ 10.00
                                                                                -------
Net investment (loss).................................................            (0.04)
Net realized and unrealized gain  (loss) on investments...............             4.55
                                                                                -------
    Total from investment operations..................................             4.51
                                                                                -------
Net asset value, end of period........................................          $ 14.51
                                                                                =======
Total Return..........................................................           45.10%
                                                                                =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)...........................          $   386
                                                                                =======
  Ratio of expenses excluding interest to average net assets..........            1.50%
                                                                                =======
  Ratio of expenses including interest to average net assets..........            1.94%
                                                                                =======
  Decrease reflected in above expense ratios
    due to expense reimbursements.....................................            6.83%
                                                                                =======
  Ratio of net investment (loss) to average net assets................           (0.91%)
                                                                                =======
  Portfolio Turnover Rate.............................................           123.0%
                                                                                =======
Debt outstanding at end of period.....................................          $     0
                                                                                =======
Average amount of debt outstanding during the period..................          $13,748
                                                                                =======
Average daily number of shares outstanding during the period..........           24,688
                                                                                =======
Average amount of debt per share during the period....................          $  0.56
                                                                                =======


 (i) Unaudited. Ratios have been annualized; total return has not been annualized.

--------------------------------------------------------------------------------

                             THE ALGER AMERICAN FUND

   The Alger American Fund (the "Fund") is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios of the Fund. Upon receipt by the Fund of an exemptive order (the "Order") for which an application is currently pending with the Securities and Exchange Commission, the Fund may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for Plan participants. If the Order is issued, the Fund will, without notice to shareholders, accept orders from Plans to purchase shares of the Portfolios.

   The Fund is a diversified, open-end management investment company that offers a selection of six Portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional Portfolios at any time.


                             PARTICIPATING INSURANCE
                              COMPANIES AND PLANS

   The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and, if the Order is issued, Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or, if the Order is issued, a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.


                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objectives will be achieved.

   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for the Alger American Leveraged AllCap Portfolio) of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount exceeding 10% of its total assets; except that the Alger American Leveraged AllCap Portfolio may borrow for investment purposes. The Statement of Additional Information contains additional investment restrictions as well as information on the Portfolios' investment practices.

ALGER AMERICAN BALANCED PORTFOLIO

   The investment objective of the Portfolio is current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Alger Management to be of comparable quality to instruments so rated.

   The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

   The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65% of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. As of December 31, 1995, the range of market capitalization of these companies was $20 million to $2.2 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the Russell 2000 Growth Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of December 31, 1995, the range of market capitalization of these companies was $118 million to $7.5 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

   The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one third of the market value of its assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."

IN GENERAL

   The Alger American Small Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger American Growth Portfolio, Alger American Leveraged

AllCap Portfolio, Alger American Income and Growth Portfolio and the equity portion of Alger American Balanced Portfolio seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives, they may hold up to 15% of their net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in developmental stage companies by the Alger American MidCap Growth Portfolio, the Alger American Growth Portfolio and the Alger American Leveraged AllCap Portfolio.


                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS

   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc., the Fund's investment manager ("Alger Management"), determines the liquidity of the Portfolios' investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. Each Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Fund will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

FOREIGN SECURITIES

   Each  Portfolio  may  invest  up to  20%  of  its  total  assets  in  foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   Each Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

LEVERAGE  THROUGH  BORROWING

   The Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS

   The Alger American Leveraged AllCap Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. The Portfolio may write covered call options only if the Portfolio owns the securities on which the call is written or owns securities which are exchangeable or convertible into such securities. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.

STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

   The Alger American Leveraged AllCap Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made only for hedging, not speculative, purposes. Hedging transactions are made to reduce the risk of price fluctuations.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. While it is not possible to predict future market conditions or turnover rates with certainty, Alger Management anticipates that under normal market conditions the annual turnover rate for the Alger American Leveraged AllCap Portfolio should not exceed 120%. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes; and the Alger American Balanced Portfolio may engage in reverse repurchase agreements, firm commitment agreements and

"when-issued" purchases. See "Investment Objectives and Policies" in the Statement of Additional Information.



                             MANAGEMENT OF THE FUND

ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

   Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute its shares of the Portfolios to Participating Insurance Companies and, if the Order is issued, Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote, such as approval of a Portfolio's agreement with Alger Management. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of the other Portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1995, had approximately $4.8 billion under management, $3.0 billion in mutual fund accounts and $1.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries. As of , 1996, those persons and companies may also be deemed to control the Alger American Leveraged AllCap Portfolio.

PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management. Steven R. Thumm serves as co-manager of the Alger American Balanced Portfolio. He has been employed by Alger Management as a fixed income analyst since 1991 and prior to that he was employed by Marine Midland Bank as Assistant Vice President.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


FEES

   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Income and Growth Portfolio-.625%; Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio-.85%; Alger American MidCap Growth Portfolio-.80%; Alger American Growth Portfolio and Alger American Balanced Portfolio-.75%. The management fees paid by the Alger American Small Capitalization Portfolio, the Alger American MidCap Growth Portfolio, the Alger American Growth Portfolio, the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio are higher than those paid by most other investment companies; however, such fees do not exceed those paid by funds with similar investment objectives.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers depending on the nature, extent and quality of the services provided, will be paid from Alger Management's own resources and not from the assets of the Fund.

EXPENSES

   Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of the Alger American Balanced Portfolio exceed 1.25%; the Alger American Income and Growth Portfolio exceed 1.25%; Alger American Small Capitalization Portfolio exceed 1.50%; the Alger American Growth Portfolio exceed 1.50%; the Alger American MidCap Growth Portfolio exceed 1.50%; and the Alger American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

                                 NET ASSET VALUE

   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).


                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants would not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.


                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution at net asset value or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.


                                      TAXES

   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may by given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   The actual return of a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the plan.


                                  INVESTOR AND
                             SHAREHOLDER INFORMATION

    Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                       This Page Intentionally Left Blank

No person  has been  authorized  to give             THE |
any   information   or   to   make   any           ALGER | Meeting the challenge
representations    other    than   those        AMERICAN | of investing
contained  in  this  Prospectus  or  the            FUND |
Statement of Additional  Information  in
connection  with  the  offering  of  the
Fund's  shares,  and if  given  or made,
such      other      information      or
representations must not be relied on as having been authorized by the Fund. This
Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


                 -----




Investment Manager:
Fred Alger Management, Inc.                          Alger American
75 Maiden Lane                                     Balanced Portfolio
New York, New York 10038
                                                     Alger American
Distributor:                                   Income and Growth Portfolio
Fred Alger & Company, Incorporated
30 Montgomery Street                                 Alger American
Jersey City, New Jersey 07302                Small Capitalization Portfolio

Transfer Agent:                                      Alger American
Alger Shareholder Services, Inc.                    Growth Portfolio
30 Montgomery Street
Box 2001                                             Alger American
Jersey City, New Jersey 07302                    MidCap Growth Portfolio

Independent Public Accountants:                      Alger American
Arthur Andersen LLP                            Leveraged AllCap Portfolio
1345 Avenue of the Americas
New York, New York 10105


                                              PROSPECTUS | May 1, 1996

PROSPECTUS
----------




                             THE
                           ALGER     75 MAIDEN LANE
                        AMERICAN     NEW YORK, NEW YORK 10038
                            FUND     (800) 992-FUND (992-363)


   The Alger American Fund is a registered investment company -- a mutual fund -- that presently offers interests in six portfolios. This Prospectus sets forth information about four of these portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The four Portfolios discussed in this Prospectus are:

              o  Alger American Small Capitalization Portfolio
              o  Alger American Growth Portfolio
              o  Alger American MidCap Growth Portfolio
              o  Alger American Leveraged AllCap Portfolio

   Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and may also be offered directly to qualified pension and retirement plans (the "Plans"). See "The Portfolios."

   SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


   This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies. A "Statement of Additional Information" dated May 1, 1996 containing further information about The Alger American Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting The Alger American Fund at the address or phone number above.




            FRED ALGER                           FRED ALGER
           MANAGEMENT,  INVESTMENT MANAGER        & COMPANY,   DISTRIBUTOR
                  INC.                          INCORPORATED




--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                                   May 1, 1996

                                    CONTENTS

                                                  Page
                                                 -----

Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
The Portfolios.................................     1
Participating Insurance Companies and Plans....     1
Investment Objectives and Policies.............     1
  Alger American Small Capitalization
    Portfolio..................................     1
  Alger American Growth Portfolio..............     2
  Alger American MidCap Growth
    Portfolio..................................     2


                                                  Page
                                                 -----
  Alger American Leveraged AllCap
    Portfolio..................................     2
Investment Practices...........................     3
Management of the Fund.........................     4
Net Asset Value................................     6
Purchases and Redemptions......................     6
Dividends and Distributions....................     7
Taxes..........................................     7
Performance....................................     7
Investor and Shareholder Information...........     8

                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The amounts listed under "Other Expenses" and "Interest Expense" for the Alger American Leveraged AllCap Portfolio are based on estimated amounts for the Fund's fiscal year ending December 31, 1995. The Table does not reflect charges and deductions which are, or may be, imposed under the VA contracts, VLI policies or Plans; such charges and deductions are described in the prospectus for the VA contract or VLI policy accompanying this Prospectus or in the Plan documents.

   The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolios. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.

                                                        Alger                            Alger           Alger
                                                      American           Alger         American        American
                                                        Small          American         MidCap         Leveraged
                                                   Capitalization       Growth          Growth          AllCap
                                                      Portfolio        Portfolio       Portfolio       Portfolio

Shareholder Transaction Expenses
Maximum Sales Load Imposed on
   Purchases...................................         None             None            None             None
Maximum Sales Load Imposed
  on Reinvested Dividends......................         None             None            None             None
Deferred Sales Load............................         None             None            None             None
Redemption Fees................................         None             None            None             None
Annual Fund Operating Expenses
  (as a percentage of average net assets)
Management Fees................................          .85%             .75%            .80%             .85%
12b-1 Fees.....................................           --               --              --               --
Other Expenses (excluding interest)............          .11%             .11%            .17%             .19%

Total Fund Operating Expenses
   (before interest)...........................          .96%             .86%            .97%            1.04%
Interest Expense...............................           --               --              --              .75%

Total Fund Expenses............................          .96%             .86%            .97%            1.79%


Example
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
   annual return and (2) redemption at the end of each time period:
One Year.......................................         $ 10            $   9            $ 10             $ 18
Three Years....................................           31               27              31               56
Five Years.....................................           53               48              54               97
Ten Years......................................          118              106             119              211

                              FINANCIAL HIGHLIGHTS


   The Financial Highlights for the years ended December 31, 1990 through 1995 have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated February 5, 1996 on the Fund's financial statements as of December 31, 1995 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and notes thereto. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Statement of Additional Information may be obtained from the Fund without charge.


THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                          Year Ended December 31,
                                  -------------------------------------------------------------------
                                   1995      1994     1993       1992      1991      1990    1989(ii)
                                  ------   --------  -------   -------   -------   ------   ---------
Net asset value, beginning of year            24.67  $ 20.17   $ 18.00   $ 12.86   $12.41   $  10.00
                                  ------   --------  -------   -------   -------   ------   ---------
Net investment income.........                 0.07     0.03      0.03      0.08(i)  0.07        0.09
Net realized and unrealized gain
  on investments..............                 0.15     4.50      2.19      5.11     0.44        2.32
                                  ------   --------  -------   -------   -------   ------   ---------
  Total from investment
     operations...............                 0.22     4.53      2.22      5.19     0.51        2.41
                                  ------   --------  -------   -------   -------   ------   ---------
Dividends from net investment
  income......................                (0.03)   (0.03)    (0.03)    (0.05)   (0.06)         --
Distributions from net realized
   gains......................                (1.73)      --     (0.02)       --       --          --
                                  ------   --------  -------   -------   -------   ------   ---------
  Total Distributions.........                (1.76)   (0.03)    (0.05)    (0.05)   (0.06)       --
                                  ------   --------  -------   -------   -------   ------   ---------
Net asset value, end of year..             $  23.13  $ 24.67   $ 20.17   $ 18.00   $12.86   $   12.41
                                  ======   ========  =======   =======   =======   ======   =========
Total Return..................                 1.45%   22.47%    12.38%    40.39%    4.14%      24.10%(iii)
                                  ======   ========  =======   =======   =======   ======   =========
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted)...........             $150,390  $74,878   $30,316   $10,094   $1,228   $     171
                                  ======   ========  =======   =======   =======   ======   =========

  Ratio of expenses to average
    net assets................                 0.86%    0.97%     0.99%     1.29%    1.50%       1.50%
                                  ======    =======  =======   =======   =======   ======   =========
  Decrease reflected in above
    expense ratios due to ....
    expense reimbursements....                   --       --        --        --      2.31%     7.32%
                                  ======    =======  =======   =======   =======   =======   ========
  Ratio of net investment income
    to average net assets.....                 0.48%    0.25%     0.33%     0.52%     1.69%      1.30%
                                  ======    =======  =======   =======   =======   =======   ========
  Portfolio Turnover Rate.....               111.76%  112.64%    63.91%    58.95%    86.77%     79.59%
                                  ======    =======  =======   =======   =======   =======   ========


 (i)  Amount was computed based on average shares outstanding during the period.
(ii) For the period January 9, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.
(iii) Unaudited.



THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                        Year Ended December 31,
                          --------------------------------------------------------------------------------------
                           1995       1994        1993      1992        1991      1990       1989      1988(ii)
                          ------   --------   --------   --------    -------    -------    -------     -------
Net asset value,
  beginning of year...             $  30.88   $  27.26   $ 26.79     $ 17.02    $ 15.79    $  9.60     $10.00
                          ------   --------   --------   --------    -------    -------    -------     ------
Net investment
  income (loss).......               (0.03)(i)   (0.05)     (0.06)     (0.03)      0.02       0.04       0.06
Net realized and          ------   --------   --------   --------    -------    -------    -------     ------

   unrealized gain
  (loss) on investments               (1.45)      3.67       0.91       9.82       1.35       6.15      (0.40)
                          ------   --------   --------   --------    -------    -------    -------     ------

  Total from investment
    operations........                (1.48)      3.62       0.85       9.79       1.37       6.19      (0.34)
                          ------   --------   --------   --------    -------    -------    -------     ------
Dividends from net
  investment income...                  --         --          --      (0.02)     (0.01)        --      (0.06)
Distributions from net    ------   --------   --------   --------    -------    -------    -------     ------

   realized gains.....                (2.09)       --       (0.38)        --      (0.13)        --        --
                          ------   --------   --------   --------    -------    -------    -------     ------
  Total Distributions.                (2.09)       --       (0.38)     (0.02)     (0.14)        --      (0.06)
                          ------   --------   --------   --------    -------    -------    -------     ------
Net asset value, end
  of year.............             $  27.31   $  30.88   $  27.26    $ 26.79    $ 17.02    $ 15.79     $ 9.60
                          ======   ========   ========   ========    =======    =======    =======     ======

Total Return..........               (4.38%)    13.28%      3.55%     57.54%      8.71%      64.48%(ii)  3.35%(ii)
                          ======   ========   ========   ========    =======    =======    =======     ======

Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted)...             $397,037   $238,850   $135,718    $56,798    $ 7,149    $   569     $   39
                          ======   ========   ========   ========    =======    =======    =======     ======

  Ratio of expenses to
     average net assets                0.96%      1.03%      0.98%      1.06%      1.50%      1.50%      1.50%
                          ======   ========   ========   ========    =======    =======    =======     ======

  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements....                  --         --         --         --       0.33%      9.15%      12.31%
                          ======   ========   ========   ========    ======     ======     ======      ======

  Ratio of net investment
    income (loss) to
    average net assets                (0.10%)    (0.35%)    (0.37%)   (0.12%)     0.50%      1.11%       2.27%
                          ======   ========   ========   ========    ======     ======     ======      ======

  Portfolio Turnover
    Rate..............               117.61%    148.07%    108.06%    125.90%    132.46%    133.61%     20.86%
                          ======   ========   ========     ======     ======     ======     ======      =====



 (i) Amount was computed based on average shares outstanding during the period.
(ii) Unaudited.
(iii)For the period September 21, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.

THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                            From May 3, 1993
                                                                                            (commencement of
                                                                 Year Ended December 31,       operations)
                                                                 -----------------------
                                                                   1995         1994     to December 31, 1993(i)
                                                                 --------    --------    -----------------------
Net asset value, beginning of year........................                   $  13.72            $ 10.00
                                                                 --------    --------            -------
Net investment income (loss)..............................                       0.00(ii)          (0.02)
Net realized and unrealized gain (loss) on investments....                      (0.21)              3.88
                                                                 --------    --------            -------
  Total from investment operations........................                      (0.21)              3.86
Distributions from net realized gains.....................                      (0.05)             (0.14)
                                                                 --------    --------            -------
Net asset value, end of year..............................                   $  13.46            $ 13.72
                                                                 ========    ========            =======
Total Return..............................................                      (1.54%)            38.67%
                                                                 ========    ========            =======


Ratios and Supplemental Data:
  Net assets, end of year (000's omitted).................                    $62,178            $21,301
                                                                 ========    ========            =======

  Ratio of expenses to average net assets.................                       0.97%              1.50%
                                                                 ========    ========            =======

  Decrease reflected in above expense ratios
    due to expense reimbursements.........................                         --               0.03%
                                                                 ========    ========            =======

  Ratio of net investment income (loss) to
    average net assets....................................                       0.03%             (0.58%)
                                                                 ========    ========            =======

  Portfolio Turnover Rate.................................                      83.96%             67.22%
                                                                 ========    ========            =======

(i) Ratios have been annualized; total return has not been annualized.
(ii)Amount was computed based on average shares outstanding during the period.

THE ALGER AMERICAN FUND ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Financial ighlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           From January 25, 1995
                                                             (commencement of
                                                                operations)
                                                            to June 30, 1995(i)
                                                           ---------------------
Net asset value, beginning of period...............................   $ 10.00
                                                                      -------
Net investment (loss)..............................................     (0.04)
Net realized and unrealized gain  (loss) on investments............      4.55
                                                                      -------
    Total from investment operations...............................      4.51
                                                                      -------
Net asset value, end of period.....................................   $ 14.51
                                                                      =======
Total Return.......................................................    45.10%
                                                                      =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)........................   $   386
                                                                      =======
  Ratio of expenses excluding interest to average net assets.......     1.50%
                                                                      =======
  Ratio of expenses including interest to average net assets.......     1.94%
                                                                      =======
  Decrease reflected in above expense ratios
    due to expense reimbursements..................................     6.83%
                                                                      =======
  Ratio of net investment (loss) to average net assets.............    (0.91%)
                                                                      =======
  Portfolio Turnover Rate..........................................    123.0%
                                                                      =======
Debt outstanding at end of period..................................   $     0
                                                                      =======
Average amount of debt outstanding during the period...............   $13,748
                                                                      =======
Average daily number of shares outstanding during the period.......    24,688
                                                                      =======
Average amount of debt per share during the period.................   $  0.56
                                                                      =======


(i)Unaudited. Ratios have been annualized; total return has not been annualized.

                                 THE PORTFOLIOS

   The Portfolios are designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios. Upon receipt by the Fund of an exemptive order (the "Order") for which an application is currently pending with the Securities and Exchange Commission, the Fund may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for Plan participants. If the Order is issued, the Fund will, without notice to shareholders, accept orders from Plans to purchase shares of the Portfolios.

   The Fund is a diversified, open-end management investment company that offers a selection of six Portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional Portfolios at any time.


                   PARTICIPATING INSURANCE COMPANIES AND PLANS

   The Portfolios are intended to be funding vehicles for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and, if the Order is issued, Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or, if the Order is issued, a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.


                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objectives will be achieved.

   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for the Alger American Leveraged AllCap Portfolio) of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount exceeding 10% of its total assets; except that the Alger American Leveraged AllCap Portfolio may borrow for investment purposes. The Statement of Additional Information contains additional investment restrictions as well as information on the Portfolios' investment practices.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. As of December 31, 1995, the range of market capitalization of these companies was $20 million to $2.2 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the Russell 2000 Growth Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.

   The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of December 31, 1995, the range of market capitalization of these companies was $118 million to $7.5 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods. Alger American Leveraged AllCap Portfolio


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

   The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one third of the market value of its assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."

IN GENERAL

   The Portfolios seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives, they may hold up to 15% of their net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in developmental stage companies by the Alger American MidCap Growth Portfolio, the Alger American Growth Portfolio and the Alger American Leveraged AllCap Portfolio.

                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS

   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management Inc. ("Alger Management"), the Fund's investment manager, determines the liquidity of the Portfolios' investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. Each Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933.
This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Fund will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

FOREIGN SECURITIES

   Each  Portfolio  may  invest  up to  20%  of  its  total  assets  in  foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

     Each Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

LEVERAGE THROUGH BORROWING

   The Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS

   The Alger American Leveraged AllCap Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. The Portfolio may write covered call options only if the Portfolio owns the securities on which the call is written or owns securities which are exchangeable or convertible into such securities. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.


STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

   The Alger American Leveraged AllCap Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made only for hedging, not speculative, purposes. Hedging transactions are made to reduce the risk of price fluctuations.

     There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. While it is not possible to predict future market conditions or turnover rates with certainty, Alger Managment anticipates that under normal market conditions the annual turnover rate for the Alger American Leveraged AllCap Portfolio should not exceed 120%. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes; and the Alger American Balanced Portfolio may engage in reverse repurchase agreements, firm commitment agreements and "when-issued" purchases. See "Investment Objectives and Policies" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND
ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios including the Portfolios.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

   Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute its shares of the Portfolios to Participating Insurance Companies and, if the Order is issued, Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

     The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


     Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1995, had approximately $4.8 billion under management, $3.0 billion in mutual fund accounts and $1.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries. As of April 14, 1995, those persons and companies may also be deemed to control the Alger Leveraged AllCap Portfolio.


PORTFOLIO MANAGERS


     David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

     Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


FEES

   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio-.85%; Alger American MidCap Growth Portfolio-.80%; Alger American Growth Portfolio-.75%. The management fees paid by the Portfolios are higher than those paid by most other investment companies; however, such fees do not exceed those paid by funds with similar investment objectives.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers depending on the nature, extent and quality of the services provided, will be paid from Alger Management's own resources and not from the assets of the Fund.

EXPENSES

   Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of the Alger American Small Capitalization Portfolio exceed 1.50%; the Alger American Growth Portfolio exceed 1.50%; the Alger American MidCap Growth Portfolio exceed 1.50%; and the Alger American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.


DISTRIBUTOR

     Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


                                 NET ASSET VALUE

   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).


                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants would not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.


                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution at net asset value or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.

                                      TAXES

   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

     Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.

   Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may by given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   The actual return of a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

                                  INVESTOR AND
                             SHAREHOLDER INFORMATION


    Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


                                   ----------


INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


[LOGO]

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO




                                      |
                           PROSPECTUS | May 1, 1996
                                      |

PROSPECTUS
----------




                               THE |
                             ALGER | 75 Maiden Lane
                          AMERICAN | New York, NY 10038
                              FUND | (800)992-FUND (992-3863)




                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
================================================================================



     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Small Capitalization Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the Russell 2000 Growth Index.


     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and may also be offered directly to qualified pension and retirement plans (the "Plans"). See "The Alger American Small Capitalization Portfolio."

     Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1996 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



    FRED ALGER |                                FRED ALGER |
   MANAGEMENT, | INVESTMENT MANAGER             & COMPANY, | DISTRIBUTOR
          INC. |                              INCORPORATED |

--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                                   May 1, 1996

--------------------------------------------------------------------------------


                                    CONTENTS
                                                           Page
                                                           ----

      Portfolio Expenses .................................. iii

      Financial Highlights ................................  iv

      The Alger American Small Capitalization

        Portfolio .........................................   1

      Participating Insurance Companies and Plans .........   1

      Investment Objectives and Policies ..................   1

      Investment Practices ................................   2


                                                            Page
                                                            ----


      Management of the Fund ..............................   3


      Net Asset Value .....................................   4

      Purchases and Redemptions ...........................   4


      Dividends and Distributions .........................   5


      Taxes ...............................................   5

      Performance .........................................   5

      Investor and Shareholder Information ................   5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      PORTFOLIO EXPENSES

     The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

     The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases .................................  None

Maximum Sales Load Imposed on Reinvested Dividends ......................  None

Deferred Sales Load .....................................................  None

Redemption Fees .........................................................  None


ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees .........................................................  .85%

12b-1 Fees ..............................................................    --

Other Expenses ..........................................................  .11%
                                                                           ----
Total Portfolio Operating Expenses ......................................  .96%
                                                                           ----
                                                                           ----

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year ................................................................  $ 10

Three Years .............................................................    31

Five Years ..............................................................    53

Ten Years ...............................................................   118



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights for the years ended December 31, 1990 through 1995 have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated February 5, 1996 on the Fund's financial statements as of December 31, 1995 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and notes thereto. The
Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Statement of Additional Information may be obtained from the fund without charge.



THE ALGER AMERICAN FUND

SMALL CAPITALIZATION PORTFOLIO

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                 Year Ended December 31,


                                   1995       1994       1993       1992        1991       1990        1989       1988(iii)
                                 --------   --------   --------   --------    --------   --------    --------     --------
      Net asset value, beginning
        of year                             $  30.88  $   27.26  $   26.79   $   17.02  $   15.79   $   9.60   $    10.00
                                 --------   --------   --------   --------    --------   --------    --------     --------
      Net investment income (loss)             (0.03)(i)  (0.05)     (0.06)      (0.03)      0.02       0.04         0.06
      Net realized and unrealized
        gain (loss)
        on investments                          (1.45)      3.67       0.91        9.82       1.35        6.15        (0.40)
                                 --------   --------   --------   --------    --------   --------    --------     --------
        Total from investment
          operations                            (1.48)      3.62       0.85        9.79       1.37        6.19        (0.34)
                                 --------   --------   --------   --------    --------   --------    --------     --------
      Dividends from net
        investment income                       --         --         --          (0.02)     (0.01)      --           (0.06)
      Distributions from
        net realized gains                      (2.09)     --         (0.38)      --         (0.13)      --           --
                                 --------   --------   --------   --------    --------   --------    --------     --------
        Total Distributions                     (2.09)     --         (0.38)      (0.02)     (0.14)      --           (0.06)
                                 --------   --------   --------   --------    --------   --------    --------     --------
      Net asset value, end of year         $   27.31  $   30.88   $   27.26  $   26.79   $  17.02    $  15.79     $   9.60
                                 ========   ========   ========   ========    ========   ========    ========     ========
      Total Return                            (4.38%)     13.28%      3.55%      57.54%     8.71%      64.48%(ii   (3.35%)(ii)
                                 ========   ========   ========   ========    ========   ========    ========     ========

      Ratios and Supplemental Data:
        Net assets, end of year
          (000's omitted)                   $397,037   $238,850   $ 135,718   $ 56,798    $  7,149   $    569    $      39
                                 ========   ========   ========   ========    ========   ========    ========     ========

        Ratio of expenses to average
          net assets                             0.96%      1.03%      0.98%       1.06%      1.50%       1.50%        1.50%
                                 ========   ========   ========   ========    ========   ========    ========     ========
        Decrease reflected in above
          expense ratios due to expense
          reimbursements                        --         --         --          --          0.33%       9.15%       12.31%
                                 ========   ========   ========   ========    ========   ========    ========     ========
        Ratio of net investment income
          (loss) to average net assets       (0.10%)    (0.35%)    (0.37%)     (0.12%)      0.50%      1.11%         2.27%
                                 ========   ========   ========   ========    ========   ========    ========     ========
        Portfolio Turnover Rate              117.61%     148.07%    108.06%    125.90%    132.46%     133.61%      20.86%
                                 ========   ========   ========   ========    ========   ========    ========     ========




--------------------------------------------------------------------------------
  (i) Amount was computed based on average shares outstanding during the period.
  (ii)Unaudited.
(iii) For the period September 21, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.
--------------------------------------------------------------------------------
                                       iv

                            THE ALGER AMERICAN SMALL
                            CAPITALIZATION PORTFOLIO

   The Portfolio is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. Upon receipt by the Fund of an exemptive order (the "Order") for which an application is currently pending with the Securities and Exchange Commission, the Portfolio may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Portfolio an investment option for Plan participants. If the Order is issued, the Portfolio will, without notice to shareholders, accept orders from Plans to purchase shares of the Portfolio.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.

                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

   The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and, if the Order is issued, Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or, if the Order is issued, a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                       INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objectives will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount exceeding 10% of its total assets. The Statement of Additional Information contains additional investment restrictions as well as information on the Portfolio's investment practices.


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. As of December 31, 1995, the range of market capitalization of these companies was $20 million to $2.2 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the Russell 2000 Growth Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


IN GENERAL

   The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors.



                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Portfolio will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

FOREIGN SECURITIES

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                             MANAGEMENT OF THE FUND


ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

   Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute its shares of the Portfolio to Participating Insurance Companies and, if the Order is issued, Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1995, had approximately $4.8 billion under management, $3.0 billion in mutual fund accounts and $1.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .85% of the value of the Portfolio's average daily net assets. This management fee is higher than that paid by most other investment companies; however, such fee does not exceed those paid by funds with similar investment objectives.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers depending on the nature, extent and quality of the services provided, will be paid from Alger Management's own resources and not from the assets of the Portfolio.

EXPENSES

   The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of the average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).

                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants would not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any Charges assessed by the Plans should be described in the Plan documents.

                           DIVIDENDS AND DISTRIBUTIONS

   Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio at net asset value or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.

                                      TAXES

   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance.

   The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. Both "total return" and/or "yield" figures are based on historical earnings and are not intended to indicate future performance. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The actual return of a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the plan.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

================================================================================

     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Portfolio's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                   ----------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


                                     [LOGO]


                              ALGER AMERICAN SMALL
                            CAPITALIZATION PORTFOLIO






                                       |
                            PROSPECTUS | May 1, 1996
                                       |


================================================================================

PROSPECTUS
----------

                          THE |
                        ALGER |  75 Maiden Lane
                     AMERICAN |  New York, New York 10038
                         FUND |  (800) 992-FUND (992-3863)



                  ALGER AMERICAN GROWTH PORTFOLIO
================================================================================

     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Growth Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and may also be offered directly to qualified pension and retirement plans (the "Plans"). See "The Alger American Growth Portfolio."

     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1996 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



          FRED ALGER |                           FRED ALGER |
          MANAGEMENT | INVESTMENT MANAGER        & COMPANY, | DISTRIBUTOR
                INC. |                         INCORPORATED |


--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                   MAY 1, 1996

--------------------------------------------------------------------------------

                                    CONTENTS
                                                           Page
                                                           ----

      Portfolio Expenses .................................. iii

      Financial Highlights ................................  iv

      The Alger American Growth Portfolio .................   1

      Participating Insurance Companies and Plans .........   1

      Investment Objective and Policies ...................   1

      Investment Practices ................................   2

      Management of the Fund ..............................   2

      Net Asset Value .....................................   4

      Purchases and Redemptions ...........................   4

      Dividends and Distributions .........................   4

      Taxes ...............................................   5

      Performance .........................................   5

      Investor and Shareholder Information ................   5


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      PORTFOLIO EXPENSES

           The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

           The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


      SHAREHOLDER TRANSACTION EXPENSES

      Maximum Sales Load Imposed on Purchases .......................    None

      Maximum Sales Load Imposed on Reinvested Dividends ............    None

      Deferred Sales Load ...........................................    None

      Redemption Fees ...............................................    None


      ANNUAL PORTFOLIO OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

      Management Fees ...............................................     .75%

      12b-1 Fees ....................................................       --

      Other Expenses ................................................     .11%
                                                                          ----
      Total Portfolio Operating Expenses ............................     .86%
                                                                          ====


      EXAMPLE

      You would pay the following expenses on a $1,000 investment,  assuming (1)
        5% annual return and (2) redemption at the end of each time period:

      One Year ......................................................   $   9

      Three Years ...................................................      27

      Five Years ....................................................      48

      Ten Years .....................................................     106


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
           The Financial Highlights for the years ended December 31, 1990 through 1995 have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated February 5, 1996 on the Fund's financial statements as of December 31, 1995 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and notes thereto. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Statement of Additional Information may be obtained from the fund without charge.



      THE ALGER AMERICAN FUND
      GROWTH PORTFOLIO
      FINANCIAL HIGHLIGHTS
      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------------
                                            1995        1994        1993       1992        1991        1990      1989(ii)
                                          --------    --------    --------   --------    --------    --------    --------
       Net asset value, beginning
         of year.......................               $  24.67    $  20.17   $  18.00    $  12.86    $  12.41    $  10.00
                                          --------    --------    --------   --------    --------    --------    --------
       Net investment income...........                   0.07        0.03       0.03        0.08(i)     0.07        0.09
       Net realized and unrealized
         gain on investments...........                   0.15        4.50       2.19        5.11        0.44        2.32
                                          --------    --------    --------   --------    --------    --------    --------
         Total from investment
           operations..................                   0.22        4.53       2.22        5.19        0.51        2.41
                                          --------    --------    --------   --------    --------    --------    --------
       Dividends from net investment
         income........................                  (0.03)      (0.03)     (0.03)      (0.05)      (0.06)         --
       Distributions from net realized
         gains.........................                  (1.73)         --      (0.02)         --          --          --
         Total Distributions...........                  (1.76)      (0.03)     (0.05)      (0.05)      (0.06)         --
                                          --------    --------    --------   --------    --------    --------    --------
       Net asset value, end of year....               $  23.13    $  24.67   $  20.17    $  18.00    $  12.86    $  12.41
                                          ========    ========    ========   ========    ========    ========    ========
       Total Return....................                   1.45%      22.47%     12.38%      40.39%       4.14%      24.10%(iii)
                                          ========    ========    ========   ========    ========    ========    ========
       Ratios and Supplemental Data:
         Net assets, end of year
           (000's omitted).............               $150,390    $ 74,878   $ 30,316    $ 10,094    $  1,228    $    171
                                          ========    ========    ========   ========    ========    ========    ========
         Ratio of expenses to average
           net assets..................                   0.86%       0.97%      0.99%       1.29%       1.50%       1.50%
                                          ========    ========    ========   ========    ========    ========    ========
         Decrease reflected in above
           expense ratios due to
           expense reimbursements......                     --          --         --          --        2.31%       7.32%
                                          ========    ========    ========   ========    ========    ========    ========
         Ratio of net investment income
           to average net assets.......                   0.48%       0.25%      0.33%       0.52%       1.69%       1.30%
                                          ========    ========    ========   ========    ========    ========    ========
         Portfolio Turnover Rate.......                 111.76%     112.64%     63.91%      58.95%      86.77%      79.59%
                                          ========    ========    ========   ========    ========    ========    ========


      (i) Amount was computed based on average shares outstanding during the period.
     (ii) For the period January 9, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.
    (iii)  Unaudited.

--------------------------------------------------------------------------------

                            THE ALGER AMERICAN GROWTH
                                    PORTFOLIO

   The Portfolio is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. Upon receipt by the Fund of an exemptive order (the "Order") for which an application is currently pending with the Securities and Exchange Commission, the Portfolio may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Portfolio an investment option for Plan participants. If the Order is issued, the Portfolio will, without notice to shareholders, accept orders from Plans to purchase shares of the Portfolio.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.

                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

   The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and, if the order is issued, Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or, if the Order is issued, a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                       INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objectives will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount exceeding 10% of its total assets. The Statement of Additional Information contains additional investment restrictions as well as information on the Portfolio's investment practices.

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


IN GENERAL

   The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.


ILLIQUID AND RESTRICTED SECURITIES

   Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Portfolio will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

FOREIGN SECURITIES

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.


                             MANAGEMENT OF THE FUND

ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

   Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute its shares of the Portfolio to Participating Insurance Companies and, if the Order is issued, Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the

Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of the voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

   Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1994, had approximately $2.9 billion under management, $1.4 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .75% of the value of the Portfolio's average daily net assets. This management fee is higher than that paid by most other investment companies; however, such fee does not exceed those paid by funds with similar investment objectives.
   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers depending on the nature, extent and quality of the services provided, will be paid from Alger Management's own resources and not from the assets of the Portfolio.

EXPENSES

   The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of the average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).


                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants would not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any changes assessed by the Plans should be described in the Plan documents.


                           DIVIDENDS AND DISTRIBUTIONS

   Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio at net asset value or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.

                                      TAXES

   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance.

   The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The actual return of a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

                            INVESTOR AND SHAREHOLDER
                                   INFORMATION


   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

====================================      ======================================


     NO PERSON  HAS BEEN  AUTHORIZED                 THE |
TO GIVE ANY  INFORMATION  OR TO MAKE               ALGER | Meeting the challenge
ANY REPRESENTATIONS OTHER THAN THOSE            AMERICAN | of investing
CONTAINED IN THIS  PROSPECTUS OR THE                FUND |
STATEMENT OF ADDITIONAL  INFORMATION
IN  CONNECTION  WITH THE OFFERING OF
THE PORTFOLIO'S SHARES, AND IF GIVEN
OR MADE,  SUCH OTHER  INFORMATION OR
REPRESENTATIONS  MUST NOT BE  RELIED
ON AS HAVING BEEN  AUTHORIZED BY THE
FUND.   THIS   PROSPECTUS  DOES  NOT
CONSTITUTE  AN OFFER IN ANY STATE IN
WHICH,  OR TO ANY  PERSON  TO  WHOM,
SUCH OFFER MAY NOT LAWFULLY BE MADE.

            -----------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated              ALGER AMERICAN GROWTH
30 Montgomery Street                                  PORTFOLIO
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105



                                                         |
                                                         |
                                                         |
                                                         |
                                              PROSPECTUS | May 1, 1996
                                                         |
                                                         |
                                                         |
                                                         |



====================================      ======================================

PROSPECTUS
----------


                           THE |
                         ALGER | 75 Maiden Lane
                      AMERICAN | New York, New York 10038
                          FUND | (800) 992-FUND (992-3863)





                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
================================================================================



     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American MidCap Growth Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the S&P MidCap 400 Index.


     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and may also be offered directly to qualified pension and retirement plans (the "Plans"). See "The Alger American MidCap Growth Portfolio."

     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1996 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.


          FRED ALGER |                            FRED ALGER |
         MANAGEMENT, | INVESTMENT MANAGER         & COMPANY, | DISTRIBUTOR
                INC. |                          INCORPORATED |


================================================================================
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                 OR ANY STATE SECURITIES COMMISSION PASSED UPON
                  THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.
================================================================================


                                   MAY 1, 1996

--------------------------------------------------------------------------------

                                    CONTENTS
                                                                     Page
                                                                     ----

Portfolio Expenses ...............................................    iii

Financial Highlights .............................................     iv

The Alger American MidCap

  Growth Portfolio ...............................................      1

Participating Insurance Companies and Plans ......................      1

Investment Objective and Policies ................................      1


Investment Practices .............................................      2



                                                                     Page
                                                                     ----


Management of the Fund ...........................................      3


Net Asset Value ..................................................      4

Purchases and Redemptions ........................................      4


Dividends and Distributions ......................................      5

Taxes ............................................................      5

Performance ......................................................      5


Investor and Shareholder Information .............................      5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO EXPENSES

     The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

     The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases ...............................    None

Maximum Sales Load Imposed on Reinvested Dividends ....................    None

Deferred Sales Load ...................................................    None

Redemption Fees .......................................................    None


ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees .......................................................    .80%

12b-1 Fees ............................................................      --

Other Expenses ........................................................    .17%
                                                                           ----
Total Portfolio Operating Expenses ....................................    .97%
                                                                           ====

EXAMPLE

You would pay the following expenses on a $1,000 investment,  assuming (1)
  5% annual return and (2) redemption at the end of each time period:

One Year ..............................................................    $ 10

Three Years ...........................................................      31

Five Years ............................................................      54

Ten Years .............................................................     119



--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights for the periods ended December 31, 1993 through 1995 have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated February 5, 1996 on the Fund's financial statements as of December 31, 1995 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and notes thereto. The Statement of Additional Information may be obtained from the fund without charge.



 THE ALGER AMERICAN FUND
 MIDCAP GROWTH PORTFOLIO
 FINANCIAL HIGHLIGHTS

 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------


                                                                                                      From May 3, 1993
                                                                         Year Ended December 31,      (commencement of
                                                                         -----------------------         operations)
                                                                           1995          1994      to December 31, 1993(i)
                                                                           -------------------     -----------------------


 Net asset value, beginning of year...............................                      $ 13.72           $ 10.00
                                                                      --------          -------
 Net investment income (loss).....................................                         0.00(ii)         (0.02)
 Net realized and unrealized gain (loss)
   on investments.................................................                        (0.21)             3.88
                                                                      --------          -------
   Total from investment operations...............................                        (0.21)             3.86
 Distributions from net realized gains............................                        (0.05)            (0.14)
                                                                      --------          -------
 Net asset value, end of year.....................................                      $ 13.46           $ 13.72
                                                                      ========          =======
 Total Return.....................................................                        (1.54%)           38.67%
                                                                      ========          =======
 Ratios and Supplemental Data:
   Net assets, end of year (000's omitted)........................                      $62,178           $21,301
                                                                      ========          =======
   Ratio of expenses to average net assets........................                         0.97%             1.50%
                                                                      ========          =======
   Decrease reflected in above expense
     ratios due to expense
     reimbursements...............................................                          --               0.03%
                                                                      ========          =======
   Ratio of net investment income (loss)
     to average net assets........................................                         0.03%            (0.58%)
                                                                      ========          =======
   Portfolio Turnover Rate........................................                        83.96%            67.22%
                                                                      ========          =======


 (i) Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

--------------------------------------------------------------------------------

                            THE ALGER AMERICAN MIDCAP
                                GROWTH PORTFOLIO

   The Portfolio is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. Upon receipt by the Fund of an exemptive order (the "Order") for which an application is currently pending with the Securities and Exchange Commission, the Portfolio may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Portfolio an investment option for Plan participants. If the Order is issued, the Portfolio will, without notice to shareholders, accept orders from Plans to purchase shares of the Portfolio.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.

                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

   The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and, if the Order is issued, Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or, if the Order is issued, a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.


                       INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objectives will be achieved.

   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount exceeding 10% of its total assets. The Statement of Additional Information contains additional investment restrictions as well as information on the Portfolio's investment practices.


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of December 31, 1995, the range of market capitalization of these companies was $118 million to $7.5 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


IN GENERAL

   The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.


                              INVESTMENT PRACTICES

   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES

   Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Portfolio will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.


LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


FOREIGN SECURITIES

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.


OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                             MANAGEMENT OF THE FUND


ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

   Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute its shares of the Portfolio to Participating Insurance Companies and, if the Order is issued, Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.


BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.


INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1995, had approximately $4.8 billion under management, $3.0 billion in mutual fund accounts and $1.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.



PORTFOLIO MANAGERS


     David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.



FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .80% of the value of the Portfolio's average daily net assets. This management fee is higher than that paid by most other investment companies; however, such fee does not exceed those paid by funds with similar investment objectives.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers depending on the nature, extent and quality of the services provided, will be paid from Alger Management's own resources and not from the assets of the Portfolio.


EXPENSES

   The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of the average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.


DISTRIBUTOR

     Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.


TRANSFER AGENT
   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).


                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants would not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.


                           DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio at net asset value or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.


                                      TAXES

   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.


                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance.

   The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The actual return of a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.


                            INVESTOR AND SHAREHOLDER
                                   INFORMATION


   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

================================================================================

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                   ----------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105



                           THE |
                         ALGER | Meeting the challenge
                      AMERICAN | of investing
                          FUND |







                              ALGER AMERICAN MIDCAP
                                GROWTH PORTFOLIO








                                        |
                             PROSPECTUS | May 1, 1996
                                        |


================================================================================

PROSPECTUS
----------



                             THE
                           ALGER     75 MAIDEN LANE
                        AMERICAN     NEW YORK, NEW YORK 10038
                            FUND     (800) 992-FUND (992-363)




                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
================================================================================

     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Leveraged AllCap Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 331/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.

     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and may also be offered directly to qualified pension and retirement plans (the "Plans"). See "The Alger American Leveraged AllCap Portfolio."

     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1996 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



            FRED ALGER                           FRED ALGER
           MANAGEMENT,  INVESTMENT MANAGER        & COMPANY,   DISTRIBUTOR
                  INC.                          INCORPORATED






================================================================================
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================
                                   MAY 1, 1996

                                    CONTENTS
                                                            Page
                                                            ----
      Portfolio Expenses .................................  iii

      Financial Highlights ...............................   iv

      The Alger American Leveraged

        AllCap  Portfolio ................................    1

      Participating Insurance Companies and Plans ........    1

      Investment Objective and Policies ..................    1

      Investment Practices ...............................    2


                                                             Page
                                                             ----
      Management of the Fund .............................    3

      Net Asset Value ....................................    5

      Purchases and Redemptions ..........................    5

      Dividends and Distributions ........................    5

      Taxes ..............................................    5

      Performance ........................................    6

      Investor and Shareholder Information ...............    6

 PORTFOLIO EXPENSES

      The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The amounts listed under "Other Expenses" and "Interest Expense" are based on estimated amounts for the Fund's fiscal year ending December 31, 1995. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

      The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


 SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Load Imposed on Purchases .............................    None

 Maximum Sales Load Imposed on Reinvested Dividends ..................    None

 Deferred Sales Load .................................................    None

 Redemption Fees .....................................................    None


 ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

 Management Fees .....................................................    .85%

 12b-1 Fees ..........................................................     --

 Other Expenses (excluding interest) .................................     .19%
                                                                           ----
 Total Portfolio Operating Expenses (before interest) ................    1.04%

 Interest Expense ....................................................     .75%
                                                                           ----
 Total Portfolio Operating Expenses ..................................    1.79%
                                                                          =====

 EXAMPLE

 You would pay the following expenses on a $1,000 investment, assuming (1)
   5% annual return and (2) redemption at the end of each time period:

 One Year ............................................................     $ 18

 Three Years .........................................................       56

 Five Years ..........................................................       97

 Ten Years ...........................................................      211

THE ALGER AMERICAN FUND ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          From January 25, 1995
                                                            (commencement of
                                                               operations)
                                                           to June 30, 1995(i)
                                                          ---------------------
Net asset value, beginning of period.................................   $ 10.00
                                                                        -------
Net investment (loss)................................................     (0.04)
Net realized and unrealized gain  (loss) on investments..............      4.55
                                                                        -------
    Total from investment operations.................................      4.51
                                                                        -------
Net asset value, end of period.......................................   $ 14.51
                                                                        =======
Total Return.........................................................    45.10%
                                                                        =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)..........................   $   386
                                                                        =======
  Ratio of expenses excluding interest to average net assets.........     1.50%
                                                                        =======
  Ratio of expenses including interest to average net assets.........     1.94%
                                                                        =======
  Decrease reflected in above expense ratios
    due to expense reimbursements....................................     6.83%
                                                                        =======
  Ratio of net investment (loss) to average net assets...............    (0.91%)
                                                                        =======
  Portfolio Turnover Rate............................................    123.0%
                                                                        =======
Debt outstanding at end of period....................................   $     0
                                                                        =======
Average amount of debt outstanding during the period.................   $13,748
                                                                        =======
Average daily number of shares outstanding during the period.........    24,688
                                                                        =======
Average amount of debt per share during the period...................   $  0.56
                                                                        =======


(i)Unaudited. Ratios have been annualized; total return has not been annualized.

                          THE ALGER AMERICAN LEVERAGED
                                ALLCAP PORTFOLIO

   The Portfolio is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. Upon receipt by the Fund of an exemptive order (the "Order") for which an application is currently pending with the Securities and Exchange Commission, the Portfolio may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Portfolio an investment option for Plan participants. If the Order is issued, the Portfolio will, without notice to shareholders, accept orders from Plans to purchase shares of the Portfolio.

   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.


                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

   The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and, if the Order is issued, Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or, if the Order is issued, a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                       INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and restrictions summarized below are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval.
There is no guarantee that the Portfolio's objectives will be achieved.
   As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are not readily marketable and in repurchase agreements with maturities of more than seven days; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except for temporary or emergency purposes, in an amount exceeding 10% of its total assets. The Statement of Additional Information contains additional investment restrictions as well as information on the Portfolio's investment practices.
   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.
   The Portfolio may purchase put and call options and sell (write) covered call and put options on securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one third of the market value of its assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."

IN GENERAL

   The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

                              INVESTMENT PRACTICES
   The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS
   In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.


ILLIQUID AND RESTRICTED SECURITIES

   Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. The Portfolio will limit its purchases of these securities to those which Alger Management, under the supervision of the Fund's Board of Trustees, determines to be liquid. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.


LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.


FOREIGN SECURITIES

   The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

   The Portfolio may purchase American Depositary Receipts ("ADRs") or U.S. dollar-denominated securities of foreign issuers that are not included in the 20% foreign securities limitation. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs.

LEVERAGE THROUGH BORROWING

   The Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS

   The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. The Portfolio may write covered call options only if the Portfolio owns the securities on which the call is written or owns securities which are exchangeable or convertible into such securities. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.


STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES

   The Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made only for hedging, not speculative, purposes. Hedging transactions are made to reduce the risk of price fluctuations.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.


OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. While it is not possible to predict future market conditions or turnover rates with certainty, Alger Management anticipates that under normal market conditions, the annual turnover rate for the Portfolio should not exceed 120%. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.


                             MANAGEMENT OF THE FUND
ORGANIZATION
   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust. Shareholders of the Portfolio may vote only on matters the affect the Portfolio.

   Under normal circumstances, other than the shares issued to Alger Inc. in connection with its creation and initial capitalization, the Fund intends to distribute its shares of the Portfolio to Participating Insurance Companies and, if the Order is issued, Plans, so that only Participating Insurance Companies and their separate accounts and plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.

   When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.


BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.


INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.


   Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 1995, had approximately $4.8 billion under management, $3.0 billion in mutual fund accounts and $1.8 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries. As of ________, 1996, those persons and companies may also be deemed to control the Portfolio.



PORTFOLIO MANAGERS


David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.



FEES

   The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .85% of the value of the Portfolio's average daily net assets. This management fee is higher than that paid by most other investment companies; however, such fee does not exceed those paid by funds with similar investment objectives.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers depending on the nature, extent and quality of the services provided, will be paid from Alger Management's own resources and not from the assets of the Portfolio.


EXPENSES

   The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of the average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the

Portfolio is included in the Statement of Additional Information.

   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.


DISTRIBUTOR

Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.


TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

                                 NET ASSET VALUE

   The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated on each day the New York Stock Exchange is open as of the close of business (normally 4:00 p.m. Eastern time).


                            PURCHASES AND REDEMPTIONS

   Contract or policy holders or Plan participants would not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

   Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.


                           DIVIDENDS AND DISTRIBUTIONS

   Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio at net asset value or, in the case of VA contracts and VLI policies will be paid in cash at the election of the Participating Insurance Company. Dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.


                                      TAXES

   The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   All performance figures are based on historical earnings and are not intended to indicate future performance.

   The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   The actual return of a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.


                            INVESTOR AND SHAREHOLDER
                                   INFORMATION


   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE PORTFOLIO'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


                                    THE |
                                  ALGER | MEETING THE CHALLENGE
                               AMERICAN |  OF INVESTING
                                   FUND |





                            ALGER AMERICAN LEVERAGED
                                ALLCAP PORTFOLIO


                             PROSPECTUS | May 1, 1996

================================================================================

                                    THE |
                                  ALGER | Meeting the challenge
                               AMERICAN | of investing
                                   FUND |



                                 Alger American
                               Balanced Portfolio

                                 Alger American
                           Income and Growth Portfolio

                                 Alger American
                         Small Capitalization Portfolio

                                 Alger American
                                Growth Portfolio

                                 Alger American
                             MidCap Growth Portfolio

                                 Alger American
                           Leveraged AllCap Portfolio





                              STATEMENT |
                          OF ADDITIONAL | May 1, 1996
                            INFORMATION |


================================================================================

                                    THE |
                                  ALGER | 75 Maiden Lane
                               AMERICAN | New York, New York 10038
                                   FUND | (800) 992-3863
================================================================================



    The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in the following six portfolios (the "Portfolios"):

                    * Alger American Balanced Portfolio
                    * Alger American Income and Growth Portfolio
                    * Alger American Small Capitalization Portfolio
                    * Alger American Growth Portfolio
                    * Alger American MidCap Growth Portfolio
                    * Alger American Leveraged AllCap Portfolio

The Fund is designed to permit insurance companies that issue Variable Annuity Contracts ("VA contracts") and Variable Life Insurance Policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios of the Fund. Depending on receipt by the Fund of an exemptive order (the "Order") for which an application is currently pending with the Securities and Exchange Commission, the Fund may also offer participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan Participants.


    This Statement of Additional Information is not a Prospectus. This document contains additional information about The Alger American Fund and supplements information in the Prospectus dated May 1, 1996. It should be read together with the Prospectus which may be obtained free of charge by writing or calling the Fund at the address or toll-free number shown above.


                                    CONTENTS
Investment Objectives and Policies......................................     2
Net Asset Value.........................................................     9
Purchases and Redemptions...............................................    10
Management..............................................................    10
Taxes...................................................................    12
Custodian...............................................................    13
Transfer Agent..........................................................    13
Certain Shareholders....................................................    13
Organization............................................................    14
Determination of Performance............................................    15
Financial Statements....................................................   F-1
Appendix................................................................   A-1

INVESTMENT OBJECTIVES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES
The Prospectus discusses the investment objectives of each Portfolio and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

U.S. GOVERNMENT OBLIGATIONS
Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES
These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

BANK OBLIGATIONS
These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Portfolios will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS
Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Fred Alger Management, Inc. ("Alger Management") will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES
These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER
These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES
These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note defaulted on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS
Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS
(ALGER AMERICAN BALANCED PORTFOLIO)
Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts with the Fund's custodian consisting of U.S. Government securities, cash or money market instruments that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements and other borrowings to no more than one third of its total assets.

FIRM COMMITMENT AGREEMENTS AND
WHEN-ISSUED PURCHASES
(ALGER AMERICAN BALANCED PORTFOLIO)
Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When the Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate with the Fund's custodian cash or high quality money market instruments in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS
Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

RESTRICTED SECURITIES
Each Portfolio may invest in restricted securities issued under Rule 144A of the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. Examples of factors that the Fund's Board of Trustees will take into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). In accordance with Rule 144A, the Board has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board's oversight and review. Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's Portfolio could be adversely affected.

SHORT SALES
Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF PORTFOLIO SECURITIES
Each Portfolio may lend securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower;
(b) the borrower must increase this collateral whenever the market value of the securities including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES
Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts ("ADRs")). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

OPTIONS (ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO)
A call option is a contract that gives the holder of the option the right to buy from the writer (seller) of the call option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade short-term obligations in a segregated account held with its custodian. A put option is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account held with its custodian, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio is obligated, in return for the premium received, to make delivery of this amount. The Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase these options unless Alger

Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management may be forced to liquidate portfolio securities to meet settlement obligations.

The Portfolio has qualified and intends to continue to qualify as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended (the"Code"). One requirement for such qualification is that the Portfolio must derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months. Therefore, the Portfolio may be limited in its ability to engage in options transactions.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to the Portfolio's writing of put and call options, there can be no assurance that the Portfolio will succeed in any option-writing program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)
Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities.

The risk of imperfect correlation increases as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio will sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which are the subject of the hedge. In addition, the Portfolio's purchase of such options will be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

INVESTMENT RESTRICTIONS
The investment restrictions numbered 1 through 10 and 14 below have been adopted by the Fund with respect to each of the Portfolios as fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the affected Portfolio. Investment restrictions 11 through 18 (excluding 14) may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies adopted by the Fund prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

10. Investing in commodities.

11. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

12. Writing or selling puts, calls, straddles, spreads or combinations thereof.

13. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

14. Investing more than 10 percent of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the 10 percent limit stated above. The Board of Trustees will in good faith determine the specific types of securities deemed to be liquid and the value of such securities.

15. Purchasing any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

16. Making investments for the purpose of exercising control or management.

17. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

18. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than 5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4, the percentage limitations contained in the foregoing restrictions apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction. Additional limitations imposed by state law and regulations may apply.

PORTFOLIO TRANSACTIONS
Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 1993, the Fund paid an aggregate of approximately $590,712 in commissions to broker-dealers in connection with portfolio transactions, 100% of which was paid to Alger Inc. During the fiscal year ended December 31, 1994, the Fund paid an aggregate of approximately $1,158,107 in commissions to broker-dealers in connection with portfolio transactions of which $1,157,607 (99.96%) was paid to Alger Inc. and $500 was paid to other broker-dealers. During the fiscal year ended December 31, 1995, the Fund paid an aggregate of approximately $2,023,563 in commissions to broker-dealers in connection with portfolio transactions, 100% of which was paid to Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.


NET ASSET VALUE

The Prospectus discusses the time at which the net asset values of the Portfolios are determined for purposes of sales and redemptions. The New York Stock Exchange is currently open on each Monday through Friday, except (i) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th and (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. The following is a description of the procedures used by the Fund in valuing the Portfolios' assets.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of Participating Insurance Companies and, if the order is issued, to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

Contract or policy holders and Plan participants do not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase Portfolio shares on behalf of the Plan participants. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund. Orders received by the Fund or its transfer agent are effected on days on which the New York Stock Exchange (the "NYSE") is open for trading. Such purchases and redemptions of the shares of each Portfolio are effected at their respective net asset values per share determined as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on that same day. See "Net Asset Value." Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after receipt of redemption requests.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Should any conflict between VA contract and VLI policy holders and Plans arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan participants.

MANAGEMENT


TRUSTEES AND OFFICERS OF THE FUND
The names of the Trustees and officers of the Fund, together with information concerning their principal business occupations, are set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or trustee, as the case may be, of Castle Convertible Fund, Inc. ("Castle"), a registered closed- end investment company, and The Alger Fund, The Alger Defined Contribution Trust and Spectra Fund, registered open-end management investment companies, for which Alger Management serves as investment adviser. Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger III and David D. Alger are brothers. Unless otherwise noted, the address of each person named below is 75 Maiden Lane, New York, New York 10038.

NAME, POSITION WITH
THE FUND AND ADDRESS                   PRINCIPAL OCCUPATIONS

Fred M. Alger III                      Chairman    of   the   Board   of   Alger
  Chairman of the Board                Associates,  Inc.  ("Associates"),  Alger
                                       Inc., Alger Management, Alger Properties,
                                       Inc.  ("Properties"),  Alger  Shareholder
                                       Services,  Inc. ("Services"),  Alger Life
                                       Insurance  Agency,  Inc.  ("Agency")  and
                                       Analysts Resources, Inc. ("ARI").

David D. Alger                         President  and  Director  of  Associates,
  President and Trustee                Alger Management, Alger Inc., Properties,
                                       Services  and  Agency.   Executive   Vice
                                       President and Director of ARI.

Gregory S. Duch                        Executive Vice  President,  Treasurer and
  Treasurer                            Director   of   Alger    Management   and
                                       Properties;  Executive Vice President and
                                       Treasurer of Associates,  Alger Inc. ARI,
                                       Services and Agency.



Frederick A. Blum                      Senior  Vice   President  of  Associates,
  Assistant Secretary                  Alger Management, Alger Inc., Properties,
                                       ARI, Services and Agency.



Arthur M. Dubow                        President of Fourth Estate, Inc.; private
  Trustee                              investor since 1985; Director of Coolidge
  P.O. Box 969                         Investment Corporation; formerly Chairman
  Wainscott, NY 11975                  of the Board of Institutional Shareholder
                                       Services, Inc.


Stephen E. O'Neil                      Of  counsel  to the law  firm  of  Baker,
  Trustee                              Nelson,   Mishkin   &   Kohler;   private
  460 Park Avenue                      investor  since  1981;  Director  of Nova
  New York, NY 10021                   Care,   Inc.,   Syntro   Corporation  and
                                       Brown-Forman    Distillers   Corporation;
                                       formerly President and Vice Chairman of City Investing Company and Director of
                                       Centerre Bancorporation.


Nathan E. Saint-Amand, M. D.           Medical doctor in private practice.
  Trustee
  2 East 88th Street
  New York, NY 10128


John T. Sargent                        Private investor since 1987;  Director of
  Trustee                              River Bank  America and  Atlantic  Mutual
  5 Beekman Place                      Insurance Co.
  New York, NY 10022


No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of Alger Management or its affiliates a quarterly fee of $1,500, which is reduced by the proportion of the meetings not attended by the Trustee during the quarter.


The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 1995. The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended December 31, 1995.


                               COMPENSATION TABLE

                                                                       TOTAL COMPENSATION PAID TO TRUSTEES FROM
                                                                        THE ALGER DEFINED CONTRIBUTION TRUST,
                                                AGGREGATE                           THE ALGER FUND,
                                              COMPENSATION                     THE ALGER AMERICAN FUND,
                                             FROM THE ALGER               CASTLE CONVERTIBLE FUND, INC. AND
       NAME OF PERSON, POSITION               AMERICAN FUND                       SPECTRA FUND, INC.
       ------------------------             ----------------            ---------------------------------------
       Arthur M. Dubow, Trustee                  $6,000                                 $28,250
       Stephen E. O'Neil, Trustee                $6,000                                 $28,250
       Nathan E. Saint-Amand, Trustee            $6,000                                 $28,250
       John T. Sargent, Trustee                  $6,000                                 $28,250


INVESTMENT MANAGER
Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management pays the salaries of all officers who are employed by both it and the Fund. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of the Alger American Balanced Portfolio exceed 1.25%; the Alger American Income and Growth Portfolio exceed 1.25%; the Alger American Small Capitalization Portfolio exceed 1.50%; the Alger American Growth Portfolio exceed 1.50%; the Alger American MidCap Growth Portfolio exceed 1.50%; and the Alger American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio for any fiscal year. An expense reimbursement, if any, will be estimated and reconciled daily and paid on a monthly basis.


During the fiscal years ended December 31, 1993, 1994 and 1995, Alger Management earned under the terms of the Management Agreements $122,834, $187,051 and $235,434, respectively, in respect of the Alger American Income and Growth Portfolio; $1,445,487, $2,366,780 and $5,628,002, respectively, in respect of the Alger American Small Capitalization Portfolio; $372,682, $756,637 and $1,894,223, respectively, in respect of the Alger American Growth Portfolio; $39,843, $70,976 and $96,391, respectively, in respect of the Alger American Balanced Portfolio. For the period from May 3, 1993 (commencement of operations) through December 31, 1993 and for the fiscal years ended December 31, 1994 and 1995, Alger Management earned $42,051, $311,831 and $900,673, respectively, under the terms of the Management Agreement in respect of the Alger American MidCap Growth Portfolio. For the period from January 25, 1995 (commencement of operations) through December 31, 1995, Alger Management earned $9,604 under the terms of the Management Agreement. Certain of these fees, however, were offset by various expense reimbursements that are described in the Notes to the Financial Statements contained in this Statement of Additional Information.


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP serves as independent public accountants for the Fund.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio has been structured so as to qualify as a regulated investment company within the meaning of the Code. To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; (b) derive less than 30% of its gross income in each taxable year from the sale or other disposition of securities held for less than three months; and (c) meet certain quarterly diversification tests.

As a regulated  investment  company,  a Portfolio will not be subject to federal income  tax on  its  net  investment  income  and  net  capital  gains  that  it distributes to its shareholders, provided that at least 90% of its net investment income for the taxable year is distributed. All net investment income and net capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

SEGREGATED ASSET ACCOUNT
The Fund intends to distribute shares in the Portfolios only to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, a Portfolio may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers.

The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.

Income on assets of a segregated asset account will not be taxable to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed. Taxation of dividends and redemption payments received by Plan participants will depend upon the nature of the Plan participant's retirement plan and the tax status of that particular Plan participant.

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT

Alger Shareholder Services, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Alger Shareholder Services, Inc. processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund.

CERTAIN SHAREHOLDERS

Set forth below is certain information regarding significant shareholders of the Portfolios. Alger Management (a New York corporation) is a wholly owned subsidiary of Alger, Inc. (a Delaware corporation), which in turn is a wholly owned subsidiary of Alger Associates, Inc. ("Associates") (a Delaware corporation). Fred M. Alger III and David D. Alger are the majority shareholders of Associates and may be deemed to control that company and its subsidiaries. As a result of these securities holdings, these persons and companies individually and jointly may be deemed to control certain of the Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios. It can be expected, however, that this effect will diminish as investors other than those identified above purchase additional shares of the Portfolios.


The following table contains information regarding persons known to the Fund who own beneficially or of record 5% or more of the shares of any Portfolio. Unless otherwise noted, the address of each owner is 75 Maiden Lane, New York, New York 10038. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of , 1996 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

                               Alger         Alger
                             American      American                                      Alger          Alger
                              Income         Small          Alger          Alger       American       American
                                and        Capital-       American       American       MidCap        Leveraged
                              Growth        ization        Growth        Balanced       Growth         AllCap
Name and                     Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                   (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
------------                -----------   -----------    -----------    -----------   -----------    -----------
Fred Alger & Company             *             *              *              *           --/--       65.4%/65.4%
Incorporated
30 Montgomery Street
Jersey City, NJ 07302

American Skandia              88.0%/--      55.5%/--       87.6%/--       85.4%/--      89.9%/--        --/--
Life Assurance
Corporation
Tower One
Corporate Drive
P. O. Box 883
Shelton, CT 06484

Ameritas Variable             10.3%/--         *           7.6%/--        12.6%/--       7.0%           --/--
Life Insurance Co
Separate Acct VA-2
Variable Annuity Product
P.O. Box 82550
Lincoln, NE 68501

Aetna Life Insurance             *          37.6%/--          *              *             *              *
and Annuity Company
151 Farmington Avenue
Hartford, CT  06156

CG Variable Annuity            --/--           *              *            --/--           *           24.3%/--
Separate Acct II
900 Cottage Grove Road
Hartford, CT  06152

Officers and                    **            **             **             **            **             **
Trustees as a Group**

------------------------
* Indicates shareholder owns less than 5% of the Portfolio's shares. ** Indicates Group owns less than 1% of the Portfolio's shares.

ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). The Alger American Small Capitalization Portfolio, the Alger American Income and Growth Portfolio, the Alger American Growth Portfolio, the Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio) and the Alger American MidCap Growth Portfolio commenced operations on November 15, 1988, January 9, 1989, August 9, 1989, September 5, 1989 and May 3, 1993, respectively. The Alger American Leveraged AllCap Portfolio commenced operations on January 25, 1995. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Agreement and Declaration of Trust. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.


DETERMINATION OF PERFORMANCE
The "total return" and "yield" described in the Prospectus as to each of the Portfolios are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--a Portfolio's average annual total return described in the Prospectus is computed according to the following formula:
                                         n
                                  P (1+T) =ERV

Where:   P =   a hypothetical initial payment of $1,000
         T =   average annual total return
         n =   number of years
       ERV =   ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios for the periods indicated below were as follows:


                                                       Period
                                             Five       from
                                             Years   Inception*
                               Year-Ended    Ended     through
                                12/31/95   12/31/95   12/31/95
                                --------   --------   --------

Alger American Balanced
  (formerly the Alger
  American Fixed Income)             %          %         %

Alger American Income &
  Growth                             %          %         %

Alger American Small                 %          %         %
  Capitalization

Alger American Growth                %          %         %

Alger American MidCap
  Growth                             %                    %

Alger American Leveraged
  AllCap Portfolio                   %                    %

* The Alger American Balanced Portfolio, the Alger American Income & Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Alger American MidCap Growth Portfolio and the Alger American Leveraged AllCap Portfolio commenced operations on September 5, 1989, November 15, 1988, September 21, 1988, January 9, 1989, May 3, 1993
   and January 25, 1995, respectively.

B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:

                           a-b      6
               YIELD = 2[(----- + 1)  - 1]
                           cd

Where:   a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends

         d =  the maximum offering price per share on the last day of the period

IN GENERAL
Current performance information for the Portfolios may be obtained by calling the Fund at the telephone number provided on the cover page of this Statement of Additional Information. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio. In addition, the actual return of a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.


From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio to that of other mutual funds with a similar investment objective. The yield of the Alger Money Market Portfolio might be compared with, for example, averages compiled by IBC/DONOGHUES'S MONEY FUND REPORT, a widely recognized, independent publication that monitors the performance of money market mutual funds. The yield of the Alger Money Market Portfolio might also be compared with the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Similarly, the performance of the other Portfolios, for example, might be compared to rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indexes, such as the S&P 500, the Russell 2000 Growth Index, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

================================================================================



                                  THE  |
                                ALGER  |  Meeting the challenge
                             AMERICAN  |  of investing
                                 FUND  |



                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO



                                       |
                               ANNUAL  |  DECEMBER 31, 1995
                               REPORT  |
                                       |

FELLOW SHAREHOLDERS:                                            FEBRUARY 2, 1996

Unlike France in the 1790's, which Dickens described in the TALE OF TWO CITIES as the "best of times and the worst of times," the late 1990's in the American financial markets are purely the best of times. While all periods provide some room for concern, the current period is more promising than almost any other in recent history. While the daily news is dominated by disturbing, unconnected events--the budget battle, horrific blizzards and lack of government statistics, it is important to recognize that by June most of the upsetting issues concerning the market will be behind us. I believe the budget battle will be over, the snow will have melted and the economy will be rebounding driven by lower rates.

1995 IN REVIEW
It is a matter of record that the stock market and the bond market both did exceptionally well this past year. As expected, the economy slowed substantially but the quarters reflected this in an erratic pattern. As 1995 dawned, the key questions facing the markets concerned the need for future tightening of rates by the Federal Reserve, the possible onset of inflation and the excessive strength of the economy, all of which are naturally interrelated. It soon became evident, however, that 1995 would be a year where the main concern was whether the economy was growing too slowly. Some are now openly considering whether or not we will have a recession in 1996.

As early as late 1994, we forecasted that the economy would slow and that there would be a "soft landing." Thus far, this has been a correct forecast. There is one main element which has contributed to this slowdown in business--consumer spending, which constitutes 69% of the Gross Domestic Product (GDP). All four components of consumer spending--housing, autos, consumer durables and apparel--have slowed significantly. This slowdown in consumer spending was sufficient to create the "soft landing" in the economy in 1995. Remember, a "soft landing" implies a significant slowdown. The December 1994 quarter GDP rate was up 5.1%. The rate of GDP growth DESIRED by the Federal Reserve is 2.5%-3%; this is a substantial reduction in growth. Overall the economy probably grew in line with the Fed target at 2%-2.5%. Despite the gyrations and uneven quarters, Federal Reserve Board Chairman Alan Greenspan should be commended, like a quarterback he put the ball right on the numbers.

Recently, economic data suggests that a continuing slowdown is taking place. Nevertheless, certainly any fears of "hard landing" or recession have now been dispelled, if not by the recent data, then by the fact that the Fed has recently taken action to lower rates. Whether they continue to lower rates is an open question, but most believe they will. After all, inflation appears benign.

THE ECONOMY IN 1996
While the lack of timely economic statistics makes any projections tentative, we are predicting that the economy will continue to grow through 1996. The rate of growth in the first quarter could appear weak because of both the government shutdown and severe winter weather. The exceptionally weak holiday season will likely produce additional store closings and more bankruptcies. Since inventory levels are still too high relative to the current rate of sales, manufacturers will continue to cut back on production to bring inventories back in line. If the economy does slow in the first quarter, the favorable outlook for inflation should allow the Federal Reserve to lower short-term interest rates in small increments.

We remain optimistic that economic activity will pick up in the second half. The current expansion is already long-lived, but economic expansions do not simply die of old age. Imbalances such as production bottlenecks, accelerating inflation, rising interest rates, and excessive use of credit typically doom an expansion. We do not believe that these conditions exist.

We expect that the economy will continue to generate new jobs. The rate of increase should be in line with the growth in the labor force, so we do not foresee a decline in the rate of unemployment. Wage gains will not accelerate, in our view. Consumer confidence is still high, but we do not expect consumers to abandon their cautious spending pattern. Consequently, the rate of increase in personal income should remain modest, but enough to support continued limited gains in consumer spending.

Businesses will continue to invest heavily to meet competitive pressures from domestic and foreign rivals. Therefore, although the rate of growth in capital spending will likely slow, we expect that capital spending will still be one of the strong points for the U.S. economy.

The outlook for American exports seems cloudy. It is possible that export growth could slow. The lower foreign exchange value of the dollar versus the Japanese yen together with more aggressive marketing efforts by American corporations resulted in a surge in growth of U.S. exports to Japan. A stronger Japanese economy should solidify these gains in 1996. However, economic conditions appear to have worsened in Germany and France, so U.S. exports to Europe may experience a modest slowdown. We expect little or no improvement in U.S. exports to Mexico or Canada, two of the largest markets for U.S. exporters.

PORTFOLIO MATTERS
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
The Alger American Small Capitalization Portfolio recorded excellent results for the year ended December 31, 1995, with a total return of 44.3%. The Portfolio's strong returns were due primarily to a calculated over commitment to the technology sector throughout most of 1995. During the fourth quarter, the technology sector was subject to extreme negative volatility. As a result of the timely decision to scale back on select technology related holdings during this period, the negative impact of the fourth quarter was lessened, and the Portfolio was able to finish the year with returns significantly higher than those of the Wilshire Small Company Growth Index, which returned 35.2% and the Russell 2000 Growth Index, which returned 31.0%. At present, the Portfolio is well diversified, with Health Care, Communications and Computer Related and Business Equipment representing the top three industry groups.

ALGER AMERICAN GROWTH PORTFOLIO
The Alger American Growth Portfolio generated a total return for the year ended December 31, 1995 of 36.37%, which was slightly below that of the S&P 500, which returned 37.6%. The Portfolio was negatively impacted by the volatility which existed in the market during the fourth quarter. In general, growth stocks, which had peaked at around 1.7 times the market multiples in September-October, fell dramatically as investors took profits and rotated into defensive stocks, sending the averages higher but depressing growth stocks. The decision by the Federal Reserve to lower rates in December helped eliminate some of this negativity, and the Portfolio regained its lost momentum.

ALGER AMERICAN INCOME & GROWTH PORTFOLIO
The Alger American Income & Growth Portfolio had a total return for 1995 of 35.1% compared to 37.6% for the S&P 500. The Portfolio's strategy is to invest in growth stocks of different market capitalization sizes that provide current income through dividends. Therefore, although the Portfolio will have many of the characteristics of the Growth and Small Capitalization Portfolios, it is more conservative and performance can be expected to be somewhat less.
Nevertheless, the Portfolio posted impressive returns for the year, underperforming the S&P 500 by only a small margin.

ALGER AMERICAN BALANCED PORTFOLIO
The Alger American Balanced Portfolio's total return for the year ended December 31, 1995 was 28.6% compared to 37.6% for the S&P 500 and 19.2% for the Lehman Government/Corporate Bond. The Portfolio's holdings are a hybrid of stocks and bonds, typically investing 50-60% in common stocks and 40-50% in bonds. As such, the 28.6% total return was on target relative to the stock and bond benchmark weightings. The driving force behind the strong overall performance was the return generated in the more aggressive equity portion of the Portfolio, although investments in long-term high quality bonds were also a contributing factor.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
We are pleased to report that the Alger American MidCap Growth Portfolio posted exceptional returns in 1995, gaining 44.5%. This compares very favorably to the relative benchmark, the S&P MidCap 400, which had a return of 31.0% for the same period. Although many of the same factors which resulted in the strong performance returns for the Small Capitalization Portfolio were present in the MidCap Growth Portfolio, the Portfolio had the added benefit of being invested primarily in midcap stocks. Possibly the most exciting and yet to be recognized sector of the equities market, midcap stocks have many of the upside characteristics of small cap stocks without the attendant volatility attributable to a lack of liquidity.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
The Alger American Leveraged AllCap Portfolio has only been in existence since January 25, 1995. We are very happy to report that the results for the period ended December 31, 1995 have been extraordinary. During this period the Portfolio's total return was a staggering 74.3% compared to the 34.9% which the S&P 500 returned over the same time frame. Our newest portfolio, the Leveraged AllCap Portfolio employs an "allcap" (small, medium and large capitalizations) portfolio management strategy which has been utilized by Fred Alger Management for more than 32 years. In addition, the Portfolio may employ a management technique known as leveraging, that is borrowing money for investment purposes, in order to increase the Portfolio's holdings and, therefore, its exposure to the stock market. It was through the careful use and precise timing of this technique that the Portfolio was able to realize returns in excess of twice those posted by the relative benchmark.

LOOKING AHEAD
Despite the strong gains in the stock market in 1995, we believe that the market remains undervalued when measured against both long-term and short-term interest rates. The ratio between earnings yield on the S&P Industrials and long-term interest rates expresses the effect interest rates have on stock market valuations. The most recent reading was well above the average of the last seven years and indicates that the stock market is very undervalued. Our proprietary model for the stock market valuation relative to short-term interest rates also indicates that the market has room to advance.

Quality growth stocks typically trade at 1.5 to 2.5 times the market multiples. When we analyze company multiples, we rank a sample of our universe of followed companies by the rate of growth and predictability of earnings, credit quality and market position. At the start of 1996, high quality growth companies traded at only a modest premium. In general, to get back to traditional valuations, we believe growth stocks could rise 50% relative to the market based on estimated1996 earnings per share.

The inescapable conclusion for us is that the market has more going for it over the next twelve months than at almost any other period in history:

1. The economy is moving ahead at a slow and hesitant rate, but nevertheless, the weight of evidence points to the fact that it is still moving ahead.

2. Corporations have never been as profitable as they are now. Overall , return on equity is at 20%, a new record. Consolidation and margin expansion have put corporate America in a wonderful position. The strong stock market and low interest rates have provided opportunities for financing so corporate balance sheets are in excellent shape.

3. Interest rates are low and may go lower, especially at the short end of the yield curve.

4.  There is modest inflation.

5. In an absolute sense and relative to debt, stocks are undervalued.

6. Relative to the market as a whole, growth stocks are undervalued.

Lastly, America's future is exciting and bright internationally. We lead in most aspects of technology, our comparative costs of manufacturing are very low, and our national deficit as a percentage of GDP is among the lowest in the world.

In conclusion, these are the best of times.

                      Respectfully submitted,

                      /s/ David D. Alger

                      David D. Alger
                      President

                           TABLE OF CONTENTS

Alger American Growth Portfolio:

      Portfolio Highlights ..................................       F-5

      Schedule of Investments ...............................     F-6-7

      Financial Highlights ..................................       F-8

Alger American Small Capitalization Portfolio:

      Portfolio Highlights ..................................       F-9

      Schedule of Investments ...............................   F-10-12

      Financial Highlights ..................................      F-13

Alger American Income and Growth Portfolio:

      Portfolio Highlights ..................................      F-14

      Schedule of Investments ...............................      F-15

      Financial Highlights ..................................      F-16

Alger American Balanced Portfolio:

      Portfolio Highlights ..................................      F-17

      Schedule of Investments ...............................   F-18-19

      Financial Highlights ..................................      F-20

Alger American MidCap Growth Portfolio:

      Portfolio Highlights ..................................      F-21

      Schedule of Investments ...............................   F-22-23

      Financial Highlights ..................................      F-24

Alger American Leveraged AllCap Portfolio:

      Portfolio Highlights ..................................      F-25

      Schedule of Investments ...............................   F-26-27

      Financial Highlights ..................................      F-28

Statements of Assets and Liabilities ........................      F-29

Statements of Operations ....................................      F-30

Statements of Cash Flows ....................................      F-31

Statements of Changes in Net Assets .........................   F-32-33

Notes to Financial Statements ...............................   F-34-36

Report of Independent Public Accountants ....................      F-37

--------------------------------------------------------------------------------
    ALGER AMERICAN GROWTH PORTFOLIO
    PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


    The Alger American Growth Portfolio invests in companies which generally have broader product lines, markets, financial resources and depth of management than smaller, newer companies.

--------------------------------------------------------------------------------
    $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION January 9, 1989
--------------------------------------------------------------------------------

[The following table represents a chart in the printed piece]

               Alger
              American
               Growth       S&P 500
              --------      -------
01/09/89       10,000       10,000
12/31/89       12,410       13,012
12/31/90       12,924       12,598
12/31/91       18,144       16,437
12/31/92       20,390       17,684
12/31/93       24,971       19,460
12/31/94       25,330       19,717
12/31/95       34,542       27,127


    The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Growth Portfolio and the S&P 500 on January 9, 1989, the inception date of the Alger American Growth Portfolio. The figures for both the Alger American Growth Portfolio and the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends.


--------------------------------------------------------------------------------
    PERFORMANCE COMPARISON THROUGH December 31, 1995
--------------------------------------------------------------------------------

                                        Average Annual Total Returns
                                   1 Year          5 Years       Since Inception
                                   ---------------------------------------------

ALGER AMERICAN GROWTH PORTFOLIO    36.37%          21.73%            19.44%

S&P 500                            37.58%          16.59%            15.38%
                                   ---------------------------------------------


    PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995


--------------------------------------------------------------------------------

     SHARES      COMMON STOCKS--81.9%                                   VALUE
     ------                                                             -----

                 AIRLINES--1.0%
     70,000      Delta Air Lines Inc. .........................      $ 5,171,250
                                                                     -----------

                 BIO-TECHNOLOGY--1.2%
     96,900      Genzyme Corp.--General Division*+ ............        6,044,138
                                                                     -----------

                 BUILDING & CONSTRUCTION--2.0%
    273,525      Clayton Homes Inc. ...........................        5,846,596
    129,200      Pulte Corp.+ .................................        4,344,350
                                                                     -----------
                                                                      10,190,946
                                                                     -----------

                 COMMUNICATIONS--6.6%
     54,000      ADC Telecommunications, Inc.* ................        1,971,000
    161,000      America Online Inc.*+ ........................        6,037,500
    139,000      DSC Communications Corporation*+ .............        5,125,625
    125,000      Glenayre Technologies Inc.* ..................        7,781,250
    118,200      Tellabs, Inc.* ...............................        4,373,400
     90,000      U.S. Robotics Corp* ..........................        7,897,500
                                                                     -----------
                                                                      33,186,275
                                                                     -----------

                 COMPUTER RELATED &
                   BUSINESS EQUIPMENT--16.9%
    255,800      Altera Corporation* ..........................       12,726,050
    265,250      Bay Networks Inc.* ...........................       10,908,405
    161,600      Cisco Systems, Inc.* .........................       12,059,400
     82,500      Compaq Computer Corporation* .................        3,960,000
    224,800      Dell Computer Corporation* ...................        7,783,700
    204,300      Digital Equipment Corporation* ...............       13,100,738
    151,200      Seagate Technology*+ .........................        7,182,000
    216,600      3 Com Corp.* .................................       10,098,975
    231,900      Xilinx, Inc.*+ ...............................        7,072,950
                                                                     -----------
                                                                      84,892,218
                                                                     -----------

                 COMPUTER SOFTWARE--2.0%
     73,000      Broderbund Software Inc.* ....................        4,434,750
    184,000      Informix Corporation* ........................        5,520,000
                                                                     -----------
                                                                       9,954,750
                                                                     -----------

                 COMPUTER TECHNOLOGY--.5%
     99,800      Silicon Graphics, Inc.* ......................        2,744,500
                                                                     -----------

                 CONSUMER PRODUCTS--.1%
     19,000      CUC International Inc.* ......................          648,375
                                                                     -----------

                 DEFENSE--3.8%
     59,120      Lockheed Martin Corp. ........................        4,670,480
    157,400      Loral Corporation ............................        5,568,025
     96,100      McDonnell Douglas Corporation ................        8,841,200
                                                                     -----------
                                                                      19,079,705
                                                                     -----------

                 FINANCIAL SERVICES--4.5%
    191,863      First Data Corporation .......................       12,830,838
     95,000      Lehman Brothers Holdings Inc. ................        2,018,750
    110,000      Merrill Lynch & Co., Inc. ....................        5,610,000
     99,400      Schwab (Charles) Corporation (The)+ ..........        2,000,425
                                                                     -----------
                                                                      22,460,013
                                                                     -----------

                 HEALTHCARE--21.5%
    109,000      Apria Healthcare Group Inc.*+ ................        3,079,250
    238,500      Biochem Pharma Inc.*+ ........................        9,569,813
     61,600      Boston Scientific Corporation* ...............        3,018,400
    204,200      Cardinal Health, Inc. ........................       11,179,950
    184,000      Columbia/HCA Healthcare Corporation ..........        9,338,000
    317,000      Healthsource, Inc.*+ .........................       11,412,000
    163,000      Lilly (Eli) Co. ..............................        9,168,750
     98,600      Medtronic, Inc. ..............................        5,509,275
    163,800      Merck & Co., Inc. ............................       10,769,850
     43,400      Nellcor Puritan Bennett Inc.* ................        2,517,200
    175,000      Oxford Health Plans, Inc.* ...................       12,928,125
    166,200      SmithKline Beecham PLC ADS+ ..................        9,224,100
    183,500      Summit Technology Inc.*+ .....................        6,193,125
     65,000      United Healthcare Corporation ................        4,257,500
                                                                     -----------
                                                                     108,165,338
                                                                     -----------

                 INSURANCE--2.5%
      66,000     American International, Group Inc. ...........        6,105,000
     100,600     Travelers Group Inc. .........................        6,325,225
                                                                    ------------

                                                                      12,430,225
                                                                    ------------

                 LEISURE & ENTERTAINMENT--1.2%
     124,500     Viacom Inc. Cl. B* ...........................        5,898,188
                                                                    ------------

                 POLLUTION CONTROL--.2%
      50,000     USA Waste Services, Inc.* ....................          943,750
                                                                    ------------

                 RESTAURANTS &
                   LODGING--3.8%
      55,000     Cracker Barrel Old Country Stores, Inc.+ .....          948,750
     144,900     La Quinta Inns, Inc. .........................        3,966,638
     366,100     Lone Star Steakhouse & Saloon, Inc.*+ ........       14,049,088
                                                                    ------------
                                                                      18,964,476
                                                                    ------------

                 RETAILING--4.9%
      50,000     Cintas Corp. .................................        2,225,000
     191,500     The Gap, Inc. ................................        8,043,000
     569,000     OfficeMax, Inc.* .............................       12,731,375
      30,000     Viking Office Products, Inc.* ................        1,395,000
                                                                    ------------
                                                                      24,394,375
                                                                    ------------

                 SEMICONDUCTORS--6.9%
     154,400     Intel Corporation ............................        8,762,200
     118,000     LSI Logic Corporation* .......................        3,864,500
     174,500     Linear Technology Corporation ................        6,849,125
     358,000     Maxim Integrated Products, Inc.* .............       13,783,000
      50,000     Microchip Technology Incorporated* ...........        1,825,000
                                                                    ------------
                                                                      35,083,825
                                                                    ------------

                 MISCELLANEOUS--2.3%
     260,800     Service Corporation International ............       11,475,200
                                                                    ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995 (Cont'd)


--------------------------------------------------------------------------------

    WARRANTS     COMMON STOCKS (CONTINUED)                              VALUE
    --------                                                            -----

                 TOTAL COMMON STOCKS
                 (COST $358,592,571) ..........................     $411,727,547
                                                                    ------------

                 WARRANTS
                 MANUFACTURING
           1     Windmere Corp. Warrant,
                 expires 1/19/98 (COST $1) ....................                0
                                                                    ------------

                 SHORT-TERM INVESTMENTS--18.8%
PRINCIPAL        SHORT-TERM
AMOUNT           CORPORATE NOTES--11.4%
----------
$10,000,000      American Honda Finance Corp.,
                   5.75%, 2/8/96 ..............................       9,939,305
 12,500,000      Barnett Banks, Inc.,
                   5.85%, 1/10/96 .............................      12,481,719
 12,500,000      Countrywide Funding Corp.,
                   5.77%, 1/4/96 ..............................      12,493,990
 10,000,000      Mitsui & Co. (USA) Inc.,
                   5.68%, 1/26/96 .............................       9,960,555
 12,500,000      Triple-A One Funding Corp.,
                   5.85%, 1/5/96(a) ...........................      12,491,875
                                                                    ------------

                 TOTAL SHORT-TERM CORPORATE NOTES
                   (COST $57,367,444) .........................       57,367,444
                                                                    ------------


                          SECURITIES HELD UNDER
                            REPURCHASE
                            AGREEMENTS--7.4%
                          Securities Held Under Repurchase
                            Agreements, 5.80%-6.00%, 1/2/96,
                            with Bear, Stearns & Co. Inc., dtd
                            12/29/95, repurchase price
                            $37,620,468; collateralized by
                            U.S. Treasury Strips
                            (par value $109,684,000, due
                            5/15/01-8/15/16) ..................    $ 37,595,645
                                                                   ------------

                          TOTAL SHORT-TERM INVESTMENTS
                            (COST $94,963,089) ................      94,963,089
                                                                   ------------

TOTAL INVESTMENTS ..................................
  (COST $453,555,661)(B) ...........................        100.7%  506,690,636

Liabilities in Excess Of Other Assets ..............          (.7)   (3,717,097)
                                                            -----  ------------
NET ASSETS .........................................        100.0% $502,973,539
                                                            =====  ============

--------------------------------------------------------------------------------
  *  Non-income producing security.
  +  Securities partially or fully on loan.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At December 31, 1995, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $453,555,661 amounted to $53,134,975 which consisted of aggregate gross unrealized appreciation of $58,285,984 and aggregate gross unrealized depreciation of $5,151,009.


                       See Notes to Financial Statements

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------




                                                                        YEAR ENDED DECEMBER 31,
                                                           --------------------------------------------------
                                                             1995        1994      1993       1992      1991
-------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of year                       $ 23.13    $ 24.67    $ 20.17   $ 18.00    $ 12.86
-------------------------------------------------------------------------------------------------------------
  Net investment income                                       0.02       0.07       0.03      0.03       0.08(i)
  Net realized and unrealized gain on investments                        8.33       0.15      4.50       2.19
  5.11
-------------------------------------------------------------------------------------------------------------
      Total from investment operations                        8.35       0.22       4.53      2.22       5.19
-------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                       (0.07)     (0.03)     (0.03)    (0.03)     (0.05)
  Distributions from net realized gains                      (0.25)     (1.73)        --     (0.02)        --
-------------------------------------------------------------------------------------------------------------
      Total Distributions                                    (0.32)     (1.76)     (0.03)    (0.05)     (0.05)
-------------------------------------------------------------------------------------------------------------
  Net asset value, end of year                             $ 31.16    $ 23.13    $ 24.67   $ 20.17    $ 18.00
=============================================================================================================
  Total Return                                              36.37%      1.45%     22.47%    12.38%     40.39%
=============================================================================================================
  Ratios and Supplemental Data:
    Net assets, end of year (000's omitted)               $502,974   $150,390    $74,878   $30,316
  $10,094
=============================================================================================================
    Ratio of expenses to average net assets                   .85%       .86%       .97%      .99%
  1.29%
=============================================================================================================
    Ratio of net investment income to average
      net assets                                             0.18%      0.48%      0.25%     0.33%      0.52%
=============================================================================================================
    Portfolio Turnover Rate                                118.33%    111.76%    112.64%    63.91%     58.95%
=============================================================================================================
(i) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

   ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1995 (UNAUDITED)


   The  Alger  American  Small   Capitalization   Portfolio  invests  in  small,
   fast-growing   companies  that  offer  innovative  products,   services,   or
   technologies to a rapidly expanding marketplace.


   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION September 21, 1988


[The following table represents a chart in the printed piece]

               Alger
              American
               Small                      Russell
           Capitalization   Wishire     2000 Growth
           --------------   -------     -----------
09/21/88       10,000       10,000
12/31/88        9,665       10,062       10,006.11
12/31/89       15,897       11,965       12,024.08
12/31/90       17,282        9,689        9,930.66
12/31/91       27,225       15,192       15,013.84
12/31/92       28,192       17,198       16,180.43
12/31/93       31,936       20,290       18,342.12
12/31/94       30,541       20,401       17,896.06
12/31/95       44,073       27,580       23,446.96


   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Small Capitalization Portfolio, Wilshire Small Company Growth Index and the Russell 2000 Growth Index on September 21, 1988, the inception date of the Alger American Small
   Capitalization Portfolio. The figures for the Alger American Small Capitalization Portfolio, Wilshire Small Company Growth Index (an unmanaged index of common stocks) and the Russell 2000 Growth Index (an unmanaged index of common stocks) include reinvestment of dividends.

   For the upcoming fiscal year, the Portfolio will use only the Russell 2000 Growth Index (the "Russell 2000") as a comparative index. The Portfolio has elected to change its comparative index because management of the Portfolio believes the size of the companies in the Russell 2000 is more representative of the size of the companies in which the Portfolio invests.


   PERFORMANCE COMPARISON THROUGH December 31, 1995
                                         Average Annual Total Returns
                                       1 Year       5 Years   Since Inception
                                       ----------------------------------------

     ALGER AMERICAN  SMALL
        CAPITALIZATION PORTFOLIO       44.31%       20.59%        22.60%

     WILSHIRE SMALL CO. GROWTH INDEX   35.19%       23.27%        14.96%

     RUSSELL 2000 GROWTH INDEX         31.04%       18.75%        12.42%
                                      ----------------------------------------

   PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995


--------------------------------------------------------------------------------

     SHARES    COMMON STOCKS--81.9%                                     VALUE
     -------                                                            -----
              APPAREL--1.9%
    186,200   Kenneth Cole Productions Inc. CI.A.* ........          $ 3,491,250
    126,000   St. John Knits, Inc.+ .......................            6,693,750
    190,700   Tommy Hilfiger Corporation*+ ................            8,080,913
                                                                     -----------
                                                                      18,265,913
                                                                     -----------

              BIO-TECHNOLOGY--5.1%
    253,900   Centocor, Inc.* .............................            7,839,163
    280,000   Cygnus, Inc.* ...............................            6,265,000
     25,000   Cytotherapeutics, Inc.* .....................              428,125
    238,000   Genzyme Corp.--General Division*+ ...........           14,845,250
     45,000   IDEC Pharmaceuticals Corp.* .................              877,500
    155,500   INCYTE Pharmaceuticals, Inc.*+ ..............            3,887,500
    110,000   Oncogene Science, Inc.* .....................            1,045,000
    275,000   Sepracor Inc.*+ .............................            5,053,125
    258,000   VISX, Inc.*+ ................................           10,062,000
                                                                     -----------
                                                                      50,302,663
                                                                     -----------

              BUILDING &
                CONSTRUCTION--1.4%
    397,500   Clayton Homes, Inc. .........................            8,496,563
     35,000   Continental Homes Holding Corp.+ ............              861,875
    136,600   U.S. Home Corporation*+ .....................            3,978,475
                                                                     -----------
                                                                      13,336,913
                                                                     -----------

              COMMUNICATIONS--11.3%
    167,400   ADC Telecommunications, Inc.* ...............            6,110,100
    311,400   Ascend Communications, Inc.* ................           25,262,325
    196,200   DSC Communications Corporation* .............            7,234,875
     25,000   DSP Communications, Inc.* ...................            1,090,625
    452,550   Glenayre Technologies Inc.* .................           28,171,238
    116,500   Mobile Telecommunications
              Technologies Corp.* .........................            2,490,188
    240,000   Network Equipment Technologies, Inc.*+ ......            6,570,000
     45,000   Premisys Communications Inc.* ...............            2,520,000
    424,200   Tellabs, Inc.* ..............................           15,695,400
    188,500   U.S. Robotics Corp.* ........................           16,540,875
                                                                     -----------
                                                                     111,685,626
                                                                     -----------

              COMPUTER RELATED &
                BUSINESS EQUIPMENT--11.1%
    376,400   Altera Corporation* .........................           18,725,900
    656,850   Bay Networks Inc.* ..........................           27,012,956
     60,000   Cisco Systems, Inc.* ........................            4,477,500
    274,000   Dell Computer Corporation* ..................            9,487,250
    335,000   Digital Equipment Corporation* ..............           21,481,875
    513,300   Gandalf Technologies Inc.* ..................            8,726,100
    142,500   Komag, Incorporated* ........................            6,572,813
    113,700   Teltrend, Inc.* .............................            5,315,475
    160,000   3 Com Corp.* ................................            7,460,000
                                                                     -----------
                                                                     109,259,869
                                                                     -----------



              COMPUTER SOFTWARE--9.0%
     20,000   Broderbund Software Inc.*+ ..................            1,215,000
      2,500   CBT Group ADS* ..............................              132,500
    105,000   Computron Software, Inc.* ...................            1,890,000
    236,000   Comshare, Incorporated* .....................            6,136,000
    100,000   Dendrite International Inc.* ................            1,800,000
    488,600   Electronics For Imaging Inc.* ...............           21,376,250
     60,000   EPIC Design Technology, Inc.* ...............            1,260,000
    105,000   Hyperion Software Corp.* ....................            2,231,250
     40,000   Inference Corp. CI. A.* .....................              760,000
    631,000   Informix Corporation* .......................           18,930,000
    150,000   INSO Corp.*+ ................................            6,375,000
     78,000   Maxis, Inc.*+ ...............................            2,964,000
    130,700   Medic Computer Systems Inc.* ................            7,907,350
     35,000   Parametric Technology Corporation* ..........            2,327,500
    317,600   S3 Incorporated*+ ...........................            5,597,700
    218,500   Softkey International Inc.*+ ................            5,052,813
     50,000   Symantec Corp.* .............................            1,162,500
    100,000   Tracor Inc.* ................................            1,450,000
                                                                     -----------
                                                                      88,567,863
                                                                     -----------

              COMPUTER TECHNOLOGY--4.1%
    375,000   Adaptec, Inc.* ..............................           15,375,000
    145,000   ADFlex Solutions, Inc.*+ ....................            3,878,750
    233,300   C.P. Clare Corporation* .....................            4,782,650
    551,400   General Datacomm Industries, Inc.* ..........            9,442,725
    165,000   Pinnacle Systems, Inc.*+ ....................            4,083,750
     65,100   Sanmina Corporation*+ .......................            3,377,063
                                                                     -----------
                                                                      40,939,938
                                                                     -----------

              CONSUMER PRODUCTS--1.3%
     75,000   G&K Services, Inc. Cl. A ....................            1,912,500
    328,000   Oakley, Inc.* ...............................           11,152,000
                                                                     -----------
                                                                      13,064,500
                                                                     -----------

              FINANCIAL SERVICES--2.3%
     83,100   Advanta Corp., Class B ......................            3,022,763
     60,000   AMRESCO, Inc. ...............................              765,000
    281,000   Money Store, Inc.+ ..........................            4,390,625
    206,500   Oxford Resources Corp. Cl. A.* ..............            4,646,250
    467,400   Schwab (Charles) Corporation (The)+ .........            9,406,425
                                                                     -----------
                                                                      22,231,063
                                                                     -----------

              HEALTHCARE--20.8%
    268,200   Apria Healthcare Group Inc.* ................            7,576,650
    649,100   Biochem Pharma Inc.*+ .......................           26,045,138
     40,000   Cardinal Health, Inc. .......................            2,190,000
    134,000   CompDent Corp.*+ ............................            5,561,000
    102,500   Fuisz Technologies Ltd.*+ ...................            1,563,125
    230,000   Gliatech, Inc.* .............................            1,926,250
    218,700   HBO & Company ...............................           16,757,888
    196,650   Health Management Associates, Inc. Cl. A.* ..            5,137,481
    512,800   Healthsource, Inc.* .........................           18,460,800

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995 (Cont'd)


--------------------------------------------------------------------------------

              HEALTHCARE (CONTINUED)
    210,500   Hologic, Inc.* ..............................          $ 8,630,500
     65,000   I-Stat Corp.*+ ..............................            2,112,500
     25,000   IDEXX Laboratories Inc.* ....................            1,175,000
     35,000   IMNET Systems, Inc.*+ .......................              840,000
    353,000   Lincare Holdings, Inc.*+ ....................            8,825,000
    498,200   Liposome Company Inc.*+ .....................            9,964,000
    337,000   Medpartners/Mullikin, Inc.*+ ................           11,121,000
    100,000   Matrix Pharmaceuticals, Inc.* ...............            1,875,000
    200,000   Metra Biosystems, Inc.*+ ....................            3,450,000
      5,300   Nellcor Puritan Bennett Inc.* ...............              307,400
     90,000   Neuromedical Systems, Inc.*+ ................            1,811,250
    235,300   Omnicare, Inc.+ .............................           10,529,675
    216,500   Oxford Health Plans, Inc.*+ .................           15,993,938
     50,000   Perclose, Inc.* .............................              956,250
    254,800   PhyCor Inc.*+ ...............................           12,883,452
     55,000   Physicians Sales & Service, Inc.* ...........            1,567,500
     89,000   Quintiles Transnational Corp.* ..............            3,649,000
     75,000   Steris Corp.* ...............................            2,418,750
    172,500   Summit Technology Inc.*+ ....................            5,821,875
    158,600   Sybron International Corp.* .................            3,766,750
    264,600   Target Therapeutics, Inc.* ..................           11,311,650
                                                                     -----------
                                                                     204,228,822
                                                                     -----------

              POLLUTION CONTROL--2.5%
    100,000   Continential Waste Industries, Inc.*+ .......            1,162,500
    350,900   United Waste Systems, Inc.* .................           13,071,025
    525,800   USA Waste Service, Inc.* ....................            9,924,475
                                                                     -----------
                                                                      24,158,000
                                                                     -----------

              RESTAURANTS &
                LODGING--5.5%
    180,400   Apple South, Inc. ...........................            3,878,600
     86,800   Applebee's International, Inc. ..............            1,974,700
    201,700   Boston Chicken, Inc.*+ ......................            6,479,613
    508,400   Landry's Seafood Restaurants, Inc.*+ ........            8,674,829
    580,500   Lone Star Steakhouse & Saloon, Inc.*+ .......           22,276,688
    192,000   O'Charley's Inc.* ...........................            2,832,000
    211,000   Outback Steakhouse, Inc.*+ ..................            7,569,625
                                                                     -----------
                                                                      53,686,055
                                                                     -----------



              RETAILING--5.7%
    149,000   CompUSA Inc.*+ ..............................            4,637,625
    155,500   The Gap, Inc. ...............................            6,531,000
    178,000   Gucci Group NV*+ ............................            6,919,750
    158,000   Global DirectMail Corp.*+ ...................            4,345,000
    159,750   Guest Supply Inc.*+ .........................            3,614,344
    417,650   OfficeMax, Inc.* ............................            9,344,919
     96,800   Talbots,Inc.+ ...............................            2,783,000
    297,000   Viking Office Products, Inc.*+ ..............           13,810,500
    245,000   Williams-Sonoma, Inc.*+ .....................            4,532,500
                                                                     -----------
                                                                      56,518,638
                                                                     -----------

              SEMICONDUCTORS--8.0%
    180,000   LSI Logic Corporation* ......................            5,895,000
    375,000   Linear Technology Corporation ...............           14,718,750
    818,800   Maxim Integrated Products, Inc.* ............           31,523,800
    612,125   Microchip Technology Incorporated* ..........           22,342,563
    297,700   TriQuint Semiconductor, Inc.* ...............            4,018,950
     35,000   Zoran Corp.*+ ...............................              726,250
                                                                     -----------
                                                                      79,225,313
                                                                     -----------

              SEMICONDUCTORS CAPITAL
                EQUIPMENT--2.1%
    106,700   ASM Lithography Holdings NV* ................            3,547,775
     89,000   Electroglas, Inc.*+ .........................            2,180,500
    267,250   GaSonics International Corp.* ...............            3,607,875
     50,000   PRI Automation, Inc.*+ ......................            1,756,250
     65,700   Semitool, Inc.* .............................              854,100
    171,000   Silicon Valley Group, Inc.* .................            4,317,750
    200,000   Tencor Instruments*+ ........................            4,875,000
                                                                     -----------
                                                                      21,139,250
                                                                     -----------

              MISCELLANEOUS--.1%
     30,000   COREStaff, Inc.*.............................            1,095,000
                                                                     -----------
              TOTAL COMMON STOCKS
              (COST $666,437,434)..........................          907,705,426
                                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995 (Cont'd)


   PRINCIPAL  SHORT-TERM INVESTMENTS-21.1%                              VALUE
    AMOUNT    SHORT-TERM CORPORATE NOTES-8.4%                          -------
   --------
$   254,000   American Honda Finance Corp.,
                5.75%, 2/8/96 .............................          $   252,458
 12,500,000   Anchor Funding Corp.,
                5.90%, 1/3/96(a) ..........................           12,495,903
 12,500,000   Barnett Banks, Inc.,
                5.85%, 1/10/96 ............................           12,481,719
 10,000,000   Countrywide Funding Corp.,
                5.77%, 1/4/96 .............................            9,995,192
              Philip Morris Cos. Inc.,
  2,946,000     5.70%, 1/4/96 .............................            2,944,601
  3,400,000     5.65%, 1/8/96 .............................            3,396,265
  6,600,000     5.62%, 1/9/96 .............................            6,591,757
  1,800,000   Sotheby's Inc.,
                5.80%, 1/29/96 ............................            1,791,880
 12,500,000   Transamerica Finance Corp.,
                5.81%, 1/2/96 .............................           12,497,982
 10,000,000   Triple-A One Funding Corp.,
                5.85%, 1/5/96(a) ..........................            9,993,500
 10,000,000   United Parcel Service Of America Inc.,
                5.85%, 1/4/96 .............................            9,995,125
                                                                     -----------

              TOTAL SHORT-TERM CORPORATE NOTES
              (COST $82,436,382 )                                     82,436,382
                                                                     -----------


            SECURITIES HELD UNDER
             REPURCHASE AGREEMENTS--   12.7%
            Securities Held Under Repurchase
             Agreements, 5.80%-6.00%,
             1/2/96, with Bear, Stearns & Co.
             Inc., dtd 12/29/95, repurchase price
             $125,135,400; collateralized by
             U.S. Treasury Bonds and
             U.S. Treasury Strips (par value
             $442,154,000, due 8/15/05-8/15/23) ..........         $ 125,052,300
                                                                   -------------

            TOTAL SHORT-TERM INVESTMENTS
              (COST $207,488,682) ........................           207,488,682
                                                                   -------------

TOTAL INVESTMENTS
  (COST $873,926,116)(B) ......................      113.3%        1,115,194,108
  Liabilities in Excess Of Other Assets .......      (13.3)        (130,981,960)
                                                     ------         ------------
NET ASSETS ....................................      100.0%        $ 984,212,148
                                                     ======         ============





--------------------------------------------------------------------------------
  *  Non-income producing security.
  +  Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) AtDecember 31, 1995, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $873,926,116, amounted to $241,267,992 which consisted of aggregate gross unrealized appreciation of $262,127,949 and aggregate gross unrealized depreciation of $20,859,957.



                        See Notes to Financial Statements

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------


                                                                        YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------
                                                1995       1994      1993        1992        1991
---------------------------------------------------------------------------------------------------
  Net asset value, beginning of year .....   $ 27.31     $ 30.88    $  27.26    $  26.79   $  17.02
---------------------------------------------------------------------------------------------------
  Net investment income (loss) ...........     (0.09)      (0.03)(i)   (0.06)      (0.06)     (0.03)
  Net realized and unrealized gain
    (loss) on investments ................     12.19       (1.45)       3.67        0.91       9.82
---------------------------------------------------------------------------------------------------
      Total from investment operations ...     12.10       (1.48)       3.62        0.85       9.79
---------------------------------------------------------------------------------------------------
  Dividends from net investment income ...        --          --          --          --      (0.02)
  Distributions from net realized gains ..        --       (2.09)         --       (0.38)        --
---------------------------------------------------------------------------------------------------
      Total Distributions ................        --       (2.09)         --       (0.38)     (0.02)
---------------------------------------------------------------------------------------------------
  Net asset value, end of year ...........   $ 39.41  $    27.31    $  30.88    $  27.26   $  26.79
===================================================================================================
  Total Return ...........................     44.31%     (4.38%)      13.28%      3.55%     57.54%
===================================================================================================
  Ratios and Supplemental Data:
    Net assets, end of year (000's omitted)  $984,212   $397,037    $238,850    $135,718   $ 56,798
===================================================================================================
    Ratio of expenses to average net assets     0.92%      0.96%       1.03%        .98%      1.06%
===================================================================================================
    Ratio of net investment income (loss) to
      average net assets .................     (0.48%)    (0.10%)     (0.35%)     (0.37%)     (0.12%)
====================================================================================================
    Portfolio Turnover Rate ..............     80.66%     17.61%     148.07%      108.06%    125.90%
====================================================================================================
(i) Amount was computed based on average shares outstanding during the period.












                       See Notes to Financial Statements

   ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1995 (UNAUDITED)


   The Alger American Income and Growth Portfolio seeks a high level of dividend income consistent with prudent investment mangement by investing in dividend paying equity securities. Capital appreciation is a secondary objective of the Portfolio.



   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION November 15, 1988


[The following table represents a chart in the printed piece]

                Alger
              American
             Income and
               Growth     S&P 500
             ----------   -------
11/15/88       10,000     10,000
12/31/88       10,095     10,422
12/31/89       10,842     13,715
12/31/90       10,872     13,279
12/31/91       13,428     17,325
12/31/92       14,589     18,640
12/31/93       16,097     20,512
12/31/94       14,765     20,783
12/31/95       19,952     28,593


   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Income and Growth Portfolio and the S&P 500 on November 15, 1988, the inception date of the Alger American Income and Growth Portfolio. Figures for the Alger American Income and Growth Portfolio and the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends.



   PERFORMANCE COMPARISON THROUGH DECEMBER 31, 1995

                                        AVERAGE ANNUAL TOTAL RETURNS
                                    1 YEAR       5 YEARS   SINCE INCEPTION
                                  ----------------------------------------

    ALGER AMERICAN INCOME
      AND GROWTH PORTFOLIO          35.13%       12.91%        10.17%

    S&P 500                         37.58%       16.59%        15.88%
                                  ----------------------------------------

   PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995


--------------------------------------------------------------------------------


   SHARES   COMMON STOCKS--88.2%                                       VALUE
   ------                                                              -----

            BUILDING &
            CONSTRUCTION--4.5%
    3,600   Continental Homes Holding Corp.+ ......................  $    88,650
    9,000   Pulte Corp ............................................      302,625
                                                                     -----------
                                                                         391,275
                                                                     -----------

            COMPUTER RELATED &
            BUSINESS EQUIPMENT--18.2%
    5,600   Altera Corporation* ...................................      278,600
    7,100   Bay Networks Inc.* ....................................      291,988
    3,900   Cisco Systems, Inc.* ..................................      291,038
    4,700   Digital Equipment Corporation* ........................      301,388
    8,800   3 Com Corp.* ..........................................      410,300
                                                                     -----------
                                                                       1,573,314
                                                                     -----------

            COMPUTER SOFTWARE--3.4%
    9,900   Informix Corporation* .................................      297,000
                                                                     -----------

            DEFENSE--7.0%
    3,850   Lockheed Martin Corporation ...........................      304,150
    3,300   McDonnell Douglas Corporation .........................      303,600
                                                                     -----------
                                                                         607,750
                                                                     -----------

            FINANCIAL SERVICES--7.2%
    4,837   First Data Corporation ................................      323,474
    5,800   Merrill Lynch & Co., Inc. .............................      295,800
                                                                     -----------
                                                                         619,274
                                                                     -----------

            HEALTHCARE--24.5%
    5,600   Cardinal Health, Inc. .................................      306,600
    5,900   Columbia/HCA Healthcare Corporation ...................      299,425
    5,300   Lilly (Eli) Co. .......................................      298,125
    5,300   Medtronic, Inc. .......................................      296,138
    4,600   Merck & Co., Inc. .....................................      302,450
    6,900   Omnicare, Inc.+ .......................................      308,775
    5,500   SmithKline Beecham PLC ADS+ ...........................      305,250
                                                                     -----------
                                                                       2,116,763
                                                                     -----------

            INSURANCE--7.2%
    3,200   American International Group ..........................      296,000
    5,100   Travelers Group Inc. ..................................      320,663
                                                                     -----------
                                                                         616,663
                                                                     -----------


            MANUFACTURING--4.1%
    8,850   Precision Castparts Corp.+ ............................      351,788
                                                                     -----------

            SEMICONDUCTORS--8.3%
    2,500   Linear Technology Corporation .........................       98,125
    8,100   Maxim Integrated Products, Inc.* ......................      311,850
    8,300   Microchip Technology Incorporated*+ ...................      302,950
                                                                     -----------
                                                                         712,925
                                                                     -----------

            MISCELLANEOUS--3.8%
    7,500   Service Corporation International .....................     330,000
                                                                     -----------

            TOTAL COMMON STOCKS
              (COST $6,252,431) ...................................    7,616,752
                                                                     -----------

 Principal         SHORT-TERM INVESTMENTS--365.9%
  Amount           SHORT-TERM CORPORATE NOTES--127.1%
-----------
$ 1,500,000        AT&T Corp.,
                     5.78%, 1/2/96 ...............................     1,499,759
  1,750,000        American Honda Finance Corp.,
                     5.75%, 2/8/96 ...............................     1,739,378
  1,500,000        Anheuser-Busch Companies Inc.,
                     5.85%, 1/3/96 ...............................     1,499,513
  1,500,000        Bridgestone/Firestone Inc.,
                     6.08%, 1/4/96 ...............................     1,499,240
  1,750,000        Mitsui & Co., (USA) Inc.,
                     5.68%, 1/26/96 ..............................     1,743,097
  1,500,000        Philip Morris Cos. Inc.,
                     5.92%, 1/3/96 ...............................     1,499,504
  1,500,000        Spiegel Funding Corp.,
                     6.00%, 1/2/96 ...............................     1,499,750
                                                                     -----------

            TOTAL SHORT-TERM CORPORATE NOTES
              (COST $10,980,241) .................................    10,980,241
                                                                     -----------


            SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--218.8%
19,000,000  U.S. Treasury Bills, 4.45%, 2/8/96
              (Cost $18,910,753) .................................    18,910,753
                                                                     -----------

            SECURITIES HELD
              UNDER REPURCHASE
              AGREEMENTS--20.0%
            Securities Held Under Repurchase
             Agreements, 5.80%-6.00%, 1/2/96,
             with Bear, Stearns & Co. Inc., dtd 12/29/95,
             repurchase price $1,726,553; collateralized
             by  U.S. Treasury Strips (par value
             $4,355,000, due 2/15/11) ............................     1,725,424
                                                                     -----------

            TOTAL SHORT-TERM INVESTMENTS
              (COST $31,616,418) ................................     31,616,418
                                                                     -----------


TOTAL INVESTMENTS
  (COST $37,868,849)(A) ....................            454.1%        39,233,170

Liabilities in Excess Of Other Assets                  (354.1)      (30,593,711)
                                                        -----       ------------
NET ASSETS .................................            100.0%      $  8,639,459
                                                        =====       ============

  *  Non-income producing security.
  +  Securities partially or fully on loan.
(a) AtDecember 31, 1995, the net unrealized appreciation on investments, based on costs for federal income tax purposes of $37,868,849, amounted to $1,364,321 which consisted of aggregate gross unrealized appreciation of $1,417,926 and aggregate gross unrealized depreciation of $53,605.

                       See Notes to Financial Statements

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------



                                                                        YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------
                                                          1995        1994        1993        1992      1991
-------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of year                     $ 13.30     $ 15.31    $ 13.93     $ 13.08   $ 10.67
-------------------------------------------------------------------------------------------------------------
  Net investment income                                     0.11(i)     0.17       0.07        0.08      0.09
  Net realized and unrealized gain
    (loss) on investments                                   4.54       (1.47)      1.37        1.02      2.41
-------------------------------------------------------------------------------------------------------------
      Total from investment operations                      4.65       (1.30)      1.44        1.10      2.50
-------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                     (0.16)      (0.15)     (0.06)      (0.12)    (0.09)
  Distributions from net realized gains                       --       (0.56)        --       (0.13)       --
-------------------------------------------------------------------------------------------------------------
      Total Distributions                                  (0.16)      (0.71)     (0.06)      (0.25)    (0.09)
-------------------------------------------------------------------------------------------------------------
  Net asset value, end of year                           $ 17.79     $ 13.30    $ 15.31     $ 13.93   $ 13.08
=============================================================================================================
  Total Return                                            35.13%      (8.28%)    10.34%       8.64%    23.51%
=============================================================================================================
  Ratios and Supplemental Data:
    Net assets, end of year (000's omitted)           $    8,639    $ 29,135   $ 31,895     $ 8,671   $ 2,663
=============================================================================================================
    Ratio of expenses to average net assets                 .75%        .75%       .97%       1.25%     1.25%
=============================================================================================================
    Decrease reflected in above expense ratios
      due to expense reimbursements                           --          --         --       0.01%     0.66%
=============================================================================================================
    Ratio of net investment income to average
      net assets                                           0.61%       1.22%      1.51%       1.62%     2.54%
=============================================================================================================
    Portfolio Turnover Rate                              164.05%     177.97%    105.80%     100.62%    61.11%
=============================================================================================================
(i) Amount was computed based on average shares outstanding during the period.



                       See Notes to Financial Statements

   ALGER AMERICAN BALANCED PORTFOLIO
   PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1995 (UNAUDITED)


   The Alger  American  Balanced  Portfolio  invests in stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation.



   $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION September 5, 1989


[The following table represents a chart in the printed piece]

               Alger
              American              Lehman Govt/
              Balanced    S&P 500  Corp Bond Index
              --------    -------  ---------------
09/05/89       10,000      10,000       10,000
12/31/89       10,265      10,170       10,399
12/31/90       10,933       9,847       11,261
12/31/91       11,447      12,847       13,077
12/31/92       12,535      13,822       14,067
12/31/93       13,511      15,210       15,623
12/31/94       12,935      15,410       15,075
12/31/95       16,638      21,201       17,975


   The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Balanced Portfolio, the S&P 500, and the Lehman Government/Corporate Bond Index on September 5, 1989, the inception date of the Alger American Balanced Portfolio. Figures for the Alger American Balanced Portfolio, the S&P 500, an unmanaged index of common stocks, and the Lehman Government/Corporate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest.


   PERFORMANCE COMPARISON THROUGH December 31, 1995
                                              Average Annual Total Returns
                                        1 Year       5 Years   Since Inception
                                       ---------------------------------------

    Alger American Balanced Portfolio   28.62%         8.75%        8.38%

    S&P 500                             37.58%        16.59%       12.63%

    Lehman Corp./Gov't Bond Index       19.24%         9.80%        9.73%
                                      ----------------------------------------

   PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995
--------------------------------------------------------------------------------

   SHARES  COMMON STOCKS--81.9%                                        VALUE
   ------                                                              -----

           BUILDING & CONSTRUCTION--2.2%
   3,750   Clayton Homes, Inc. .........................             $    80,156
                                                                     -----------

           COMPUTER RELATED &
           BUSINESS EQUIPMENT--15.6%
   1,900   Altera Corporation* .........................                  94,525
   2,350   Bay Networks Inc.* ..........................                  96,644
   1,300   Cisco Systems, Inc.* ........................                  97,013
   2,800   Dell Computer Corporation* ..................                  96,950
   1,600   Digital Equipment Corporation* ..............                 102,600
   1,800   3 Com Corp.* ................................                  83,925
                                                                     -----------
                                                                         571,657
                                                                     -----------

           COMPUTER SOFTWARE--2.7%
   3,300   Informix Corporation* .......................                  99,000
                                                                     -----------


           DEFENSE--2.7%
   1,241   Lockheed Martin Corp. .......................                  98,039
                                                                     -----------


           FINANCIAL SERVICES--2.8%
   1,513   First Data Corporation ......................                 101,182
                                                                     -----------


           HEALTHCARE--10.5%
   1,900   Cardinal Health, Inc. .......................                 104,025
   2,000   Columbia/HCA Healthcare Corporation .........                 101,500
   1,500   Merck & Co., Inc. ...........................                  98,625
   1,100   Oxford Health Plans, Inc.* ..................                  81,263
                                                                     -----------
                                                                         385,413
                                                                     -----------

           INSURANCE--2.5%
   1,000   American International Group ................                  92,500
                                                                     -----------


           RESTAURANTS & LODGING--2.7%
   2,600   Lone Star Steakhouse & Saloon, Inc.* ........                  99,775
                                                                     -----------


           RETAILING--2.6%
   2,300   The Gap, Inc. ...............................                  96,600
                                                                     -----------


           SEMICONDUCTORS--2.8%
   2,700   Maxim Intergrated Products, Inc.* ...........                 103,950
                                                                     -----------

            TOTAL COMMON STOCK
              (COST $1,360,879)                                        1,728,272
                                                                     -----------
PRINCIPAL
  AMOUNT    CORPORATE BONDS--11.7%
---------
            AUTOMOTIVE--5.9%
$200,000    Ford Motor Credit Corp.,
              7.75%, 11/15/02 ..........................             $  217,912
                                                                     ----------

            FINANCIAL SERVICES--2.9%
 100,000    Associates Corp. of North America
              7.50%, 4/15/02 ...........................                 107,710
                                                                     -----------

            INSURANCE--2.9%
 100,000    Travelers Inc.,
              7.75%, 6/15/99 ...........................                105,644
                                                                     -----------

            TOTAL CORPORATE BONDS
              (COST $403,681) ..........................                 431,266
                                                                     -----------
            U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS--30.0%
 200,000    U.S. Treasury Notes, 7.50%, 10/31/99 .......                 214,750
 200,000    U.S. Treasury Notes, 7.50%, 5/15/02 ........                 221,906
 200,000    U.S. Treasury Bonds, 7.625%, 11/15/22 ......                 241,562
 200,000    Federal Home Loan Mortgage Corp.,
              8.20%, 1/16/98 ...........................                 205,812
 200,000    Federal National Mortgage Association,
              8.50%, 2/1/05 ............................                 219,126
                                                                     -----------

            TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (COST $989,251)                              1,103,156
                                                                     -----------

            SHORT-TERM INVESTMENTS--271.0%
            SHORT-TERM CORPORATE NOTES--122.5%
 500,000    Anheuser-Busch Companies Inc.,
              5.85%,1/3/96 .............................                 499,838
 500,000    AT&T Corp.,
              5.78%, 1/2/96 ............................                 499,920
 500,000    Bridgestone/Firestone Inc.,
              6.08%, 1/4/96 ............................                 499,747
 500,000    Dupont (E.I.) De Nemours & Co.,
              5.95%, 1/5/96 ............................                 499,669
 500,000    GTE California Inc.,
              5.92%, 1/5/96 ............................                 499,671
 500,000    Mitsui & Co., (USA) Inc.,
              5.68%, 1/26/96 ...........................                 498,028
 500,000    PHH Corp.,
              5.95%, 1/2/96 ............................                 499,917
 500,000    Philip Morris Cos. Inc.,
              5.92%, 1/3/96 ............................                 499,835
 500,000    Spiegel Funding Corp.,
              6.00%, 1/2/96 ............................                 499,917
                                                                     -----------

            TOTAL SHORT-TERM CORPORATE NOTES
              (COST $4,496,542) ........................               4,496,542
                                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995 (Cont'd)
--------------------------------------------------------------------------------


            SHORT-TERM
              U.S. GOVERNMENT
              OBLIGATIONS--135.6%
$5,000,000  U.S. Treasury Bills, 4.45%, 2/8/96 .........            $  4,976,512
                                                                    ------------
              (COST $4,976,512)

            SECURITIES HELD UNDER
              REPURCHASE
              AGREEMENTS--12.9%
            Securities Held Under Repurchase
              Agreements, 5.80%, 1/2/96,
              with Bear, Stearns & Co. Inc., dtd
              12/29/95, repurchase price $474,547;
              collateralized by U.S. Treasury Bonds
              (par value $2,500,000, due
              2/15/23) .................................                474,242
                                                                   ------------

            TOTAL SHORT-TERM INVESTMENTS
              (COST $9,947,296) .......................               9,947,296
                                                                   ------------

TOTAL INVESTMENTS
  (COST $12,701,107)(a)                                     359.8%   13,209,990

Liabilities in Excess Of Other Assets                      (259.8)   (9,538,821)
                                                           ------    ----------
NET ASSETS                                                  100.0%  $ 3,671,169
                                                           ======   ===========
-------------------------------------------------------------------------------

  *  Non-income producing security.
(a) AtDecember 31, 1995, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,701,107, amounted to $508,883 which consisted of aggregate gross unrealized appreciation of $522,176 and aggregate gross unrealized depreciation of $13,293.


                        See Notes to Financial Statements

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO (I)
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------


                                                                                    YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------------------------------------------
                                                         1995             1994             1993           1992          1991
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                  $   10.80        $   11.58          $ 10.77        $ 10.02        $ 10.01
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                    0.33(ii)         0.20             0.15           0.22           0.45
   Net realized and unrealized gain
     (loss) on investments                                  2.73            (0.70)            0.69           0.72           0.01
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                     3.06            (0.50)            0.84           0.94           0.46
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                    (0.22)           (0.13)           (0.03)         (0.19)         (0.45)
   Distributions from net realized gains                      --            (0.15)              --             --             --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                 (0.22)           (0.28)           (0.03)         (0.19)         (0.45)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                        $   13.64        $   10.80          $ 11.58        $ 10.77        $ 10.02
====================================================================================================================================
   Total Return                                           28.62%           (4.27%)           7.79%          9.48%          4.70%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)           $   3,671         $ 10,394          $ 7,848        $ 4,009        $ 1,487
====================================================================================================================================
     Ratio of expenses to average net assets               1.00%            1.08%            1.25%          1.25%          1.25%
====================================================================================================================================
     Decrease reflected in above expense ratios
       due to expense reimbursements                          --               --            0.19%          0.42%          1.37%
====================================================================================================================================
     Ratio of net investment income to average
       net assets                                          2.49%            2.30%            2.05%          1.99%          4.22%
====================================================================================================================================
     Portfolio Turnover Rate                             113.02%           78.80%           85.46%         15.27%             --
====================================================================================================================================

 (i) Prior to October 1, 1992, the American Balanced Portfolio was the American Fixed Income Portfolio.
(ii) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
    PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

    The Alger American MidCap Growth Portfolio invests in mid-sized companies.

--------------------------------------------------------------------------------
    $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION May 3, 1993
--------------------------------------------------------------------------------


[The following table represents a chart in the printed piece]

               Alger
             American
              Midcap
              Growth   S&P Midcap 400
              ------   --------------
05/23/93      10,000      10,000
12/31/93      13,867      11,297
12/31/94      13,653      10,893
12/31/95      19,722      14,624


    The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American MidCap Growth Portfolio and the S&P MidCap 400 on May 3, 1993, the inception date of the Alger American MidCap Growth Portfolio. Figures for the Alger American MidCap Growth Portfolio and the S&P MidCap 400, an unmanaged index of common stock, include reinvestment of dividends.



--------------------------------------------------------------------------------
    PERFORMANCE COMPARISON THROUGH December 31, 1995
--------------------------------------------------------------------------------
                                               Average Annual Total Return
                                             1 Year              Since Inception
                                           -------------------------------------

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO        44.45%                 29.02%

S&P MidCap 400                                30.95%                 14.24%
                                           -------------------------------------

PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995
--------------------------------------------------------------------------------
     Shares       COMMON STOCKS--91.6%                                Value
     ------                                                           -----
                  APPAREL--.9%
     38,000       Tommy Hilfiger Corporation* .............     $     1,610,250
                                                                ---------------

                  BIO-TECHNOLOGY--2.2%
     42,300       Centocor, Inc.* .........................           1,306,012
     45,100       Genzyme Corp.--General Division* ........           2,813,113
                                                                ---------------
                                                                      4,119,125
                                                                ---------------

                  BUILDING AND
                    CONSTRUCTION--2.6%
    118,025       Clayton Homes, Inc. .....................           2,522,783
     68,500       Pulte Corp. .............................           2,303,313
                                                                ---------------
                                                                      4,826,096
                                                                ---------------

                  COMMUNICATIONS--8.9%
     30,000       America Online, Inc.*+ ..................           1,125,000
     60,000       Ascend Communications, Inc.* ............           4,867,500
     47,800       DSC Communications Corporation* .........           1,762,625
     54,050       Glenayre Technologies Inc.* .............           3,364,612
     64,000       Tellabs, Inc.* ..........................           2,368,000
     33,600       U.S. Robotics Corp.* ....................           2,948,400
                                                                ---------------
                                                                     16,436,137
                                                                ---------------

                  COMPUTER RELATED &
                    BUSINESS EQUIPMENT--13.3%
     99,900       Altera Corporation* .....................           4,970,025
    104,850       Bay Networks Inc.* ......................           4,311,955
    101,300       Dell Computer Corporation* ..............           3,507,512
     50,000       Digital Equipment Corporation* ..........           3,206,250
     74,000       Seagate Technology*+ ....................           3,515,000
     45,000       3 Com Corp.* ............................           2,098,125
     97,200       Xilinx Inc.* ............................           2,964,600
                                                                ---------------
                                                                     24,573,467
                                                                ---------------

                  COMPUTER SOFTWARE--4.9%
     40,000       Broderbund Software, Inc.*+ .............           2,430,000
     10,000       Computron Software, Inc.* ...............             180,000
     50,000       Electronics For Imaging Inc.* ...........           2,187,500
     54,000       Informix Corporation* ...................           1,620,000
    113,100       Softkey International Inc.*+ ............           2,615,437
                                                                ---------------
                                                                      9,032,937
                                                                ---------------

                  COMPUTER TECHNOLOGY--1.4%
     35,000       Adaptec, Inc.* ..........................           1,435,000
     64,000       General Datacomm Industries, Inc.* ......           1,096,000
                                                                ---------------
                                                                      2,531,000
                                                                ---------------

                  CONSUMER PRODUCTS--2.6%
     70,500       CUC International Inc.* .................           2,405,813
     70,200       Oakley, Inc.* ...........................           2,386,800
                                                                ---------------
                                                                      4,792,613
                                                                ---------------


                  FINANCIAL SERVICES--4.8%
     50,000       Advanta Corp., Class B ..................           1,818,750
     55,506       First Data Corporation ..................           3,711,964
    167,500       Money Store, Inc.+ ......................           2,617,188
     40,000       Schwab (Charles) Corporation (The)+ .....             805,000
                                                                ---------------
                                                                      8,952,902
                                                                ---------------

                  HEALTHCARE--20.5%
     52,100       Apria Healthcare Group Inc.* ............           1,471,825
    145,600       Biochem Pharma Inc.*+ ...................           5,842,200
     30,000       Boston Scientific Corporation* ..........           1,470,000
     96,100       Cardinal Health, Inc. ...................           5,261,475
     33,750       Health Management Associates, Inc.* .....             881,719
    158,800       Healthsource, Inc.* .....................           5,716,800
     45,000       IDEXX Laboratories Inc.* ................           2,115,000
    135,000       Liposome Company Inc.*+ .................           2,700,000
     66,500       MedPartners/Mullikin, Inc.*+ ............           2,194,500
     21,500       Nellcor Puritan Bennett Inc.*+ ..........           1,247,000
     40,700       Oxford Health Plans, Inc.* ..............           3,006,713
    119,550       Summit Technology Inc.*+ ................           4,034,813
     30,000       United Healthcare Corporation ...........           1,965,000
                                                                ---------------
                                                                     37,907,045
                                                                ---------------

                  LEISURE &
                    ENTERTAINMENT--.5%
     27,000       Mirage Resorts, Incorporated* ...........             931,500
                                                                ---------------

                  POLLUTION CONTROL--3.1% .................
     91,300       United Waste Systems, Inc.* .............           3,400,925
    127,700       USA Waste Services, Inc.* ...............           2,410,338
                                                                ---------------
                                                                      5,811,263
                                                                ---------------

                  RESTAURANTS &
                    LODGING--5.6%
     78,700       Boston Chicken Inc.*+ ...................           2,528,238
    144,300       Lone Star Steakhouse & Saloon, Inc.* ....           5,537,513
     63,500       Outback Steakhouse, Inc.* ...............           2,278,062
                                                                ---------------
                                                                     10,343,813
                                                                ---------------

                  RETAILING--9.5%
     40,600       Cintas Corp. ............................           1,806,700
     82,400       CompUSA Inc.*+ ..........................           2,564,700
     45,000       The Gap, Inc. ...........................           1,890,000
     90,000       Global DirectMail Corp.* ................           2,475,000
     25,000       Gucci Group NV*+ ........................             971,875
    240,200       OfficeMax, Inc.* ........................           5,374,475
     56,400       Viking Office Products Inc.* ............           2,622,600
                                                                ---------------
                                                                     17,705,350
                                                                ---------------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995 (Cont'd)
--------------------------------------------------------------------------------

     Shares       COMMON STOCKS (Continued)                           Value
     ------                                                           -----
                  SEMICONDUCTORS--7.1%
     58,600       LSI Logic Corporation* ..................     $     1,919,150
     80,000       Linear Technology Corporation ...........           3,140,000
    151,800       Maxim Integrated Products, Inc.* ........           5,844,300
     65,000       Microchip Technology Incorporated* ......           2,372,500
                                                                ---------------
                                                                     13,275,950
                                                                ---------------

                  SEMICONDUCTORS
                    CAPITAL EQUIPMENT--.9%
     35,000       ASM Lithography Holdings NV* ............           1,163,750
     23,300       Silicon Valley Group, Inc.* .............             588,325
                                                                ---------------
                                                                      1,752,075
                                                                ---------------

                  MISCELLANEOUS--2.8%
    119,000       Service Corporation International .......           5,236,000
                                                                ---------------

                  TOTAL COMMON STOCKS
                    (COST $138,228,577) ...................         169,837,523
                                                                ---------------

    Principal
     Amount      SHORT TERM INVESTMENTS--16.3%
     ------
                 SHORT-TERM
                   CORPORATE NOTES--6.7%

 $5,000,000       Barnett Banks, Inc.
                    5.85%, 1/10/96 ........................           4,992,688
  7,500,000       Philip Morris Cos. Inc.
                    5.70%, 1/04/96 ........................           7,496,437
                                                                ---------------

                  TOTAL SHORT-TERM CORPORATE NOTES
                    (COST $12,489,125) ....................          12,489,125
                                                                ---------------

                  SECURITIES HELD
                    UNDER REPURCHASE
                    AGREEMENTS--9.6%
                  Securities Held Under Repurchase
                    Agreements, 5.80%-6.00%, 1/2/96,
                    with Bear, Stearns & Co. Inc., dtd
                    12/29/95, repurchase price
                    $17,698,587; collateralized by
                    U.S. Treasury Bonds and U.S.
                    Treasury Strips (par value $62,675,000,
                    due 8/15/10-2/15/23) ..................          17,686,905
                                                                ---------------

                  TOTAL SHORT-TERM INVESTMENTS
                   (COST $30,176,030) .....................          30,176,030
                                                                ---------------

TOTAL INVESTMENTS
  (COST $168,404,607)(A)                              107.9%        200,013,553
Liabilities in Excess Of Other Assets                  (7.9)        (14,664,790)
                                                   --------     ---------------
NET ASSETS                                            100.0%        $185,348,763
                                                   ========     ================
--------------------------------------------------------------------------------
  *  Non-income producing security.
  +  Securities partially or fully on loan.
(a) At December 31,1995, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $168,404,607, amounted to $31,608,946 which consisted of aggregate gross unrealized appreciation of $35,398,742 and aggregate gross unrealized depreciation of $3,789,796.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------





                                                                                                             FROM MAY 3, 1993
                                                                     YEAR ENDED DECEMBER 31,                 (COMMENCEMENT OF
                                                                 -------------------------------                OPERATIONS)
                                                                   1995                   1994            TO DECEMBER 31, 1993(I)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                              $ 13.46                $ 13.72                 $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                      (0.03)                  0.00(ii)               (0.02)
   Net realized and unrealized gain (loss) on investments             6.01                  (0.21)                   3.88
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                               5.98                  (0.21)                   3.86
   Distributions from net realized gains                                --                  (0.05)                  (0.14)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                  $   19.44                $ 13.46                 $ 13.72
====================================================================================================================================
   Total Return                                                     44.45%                 (1.54%)                 38.67%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)                      $185,349                $62,178                 $21,301
====================================================================================================================================
     Ratio of expenses to average net assets                         0.90%                  0.97%                   1.50%
====================================================================================================================================
     Decrease reflected in above expense ratio
       due to expense reimbursements                                    --                     --                   0.03%
====================================================================================================================================
     Ratio of net investment income (loss) to average
       net assets                                                   (0.25%)                 0.03%                  (0.58%)
====================================================================================================================================
     Portfolio Turnover Rate                                       104.74%                 83.96%                  67.22%
====================================================================================================================================

 (i)  Ratios have been annualized; total return has not been annualized.
(ii)  Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    PORTFOLIO HIGHLIGHTS THROUGH DECEMBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

    The Alger American Leveraged AllCap Portfolio focuses on companies with promising growth potential and uses some special investment tools such as leveraging and options and futures transactions.

--------------------------------------------------------------------------------
    $10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION January 25, 1995
--------------------------------------------------------------------------------


[The following table represents a chart in the printed piece]

               Alger
             American
             Leveraged
              AllCap      S&P 500
              ------      -------
01/25/95      10,000      10,000
12/31/95      17,430      13,489


    The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger American Leveraged AllCap Portfolio and the S&P 500 on January 25, 1995, the inception date of the Alger American Leveraged AllCap Portfolio. Figures for the Alger American Leveraged AllCap Portfolio and the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends.
--------------------------------------------------------------------------------
    PERFORMANCE COMPARISON THROUGH December 31, 1995
--------------------------------------------------------------------------------
                                                 Cumulative Total Return
                                                     Since Inception
                                                -------------------------

    Alger American Leveraged AllCap Portfolio            74.30%

    S&P  500                                             34.89%
                                                -------------------------

    PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF INSURANCE CHARGES AGAINST ASSETS OR ANNUITIES. IF THESE CHARGES WERE DEDUCTED, THE TOTAL RETURN FIGURES WOULD BE LOWER. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995
--------------------------------------------------------------------------------
     Shares      COMMON STOCKS--95.4%                                 Value
     ------                                                           -----
                 BIO-TECHNOLOGY--11.3%
      3,500      CellPro Incorporated* ....................     $        56,000
      3,000      Centocor, Inc.* ..........................              92,625
      2,000      Cygnus Inc.* .............................              44,750
      3,400      Cytotherapeutics, Inc.* ..................              58,225
      1,200      Genzyme Corp.-General Division* ..........              74,850
      2,300      INCYTE Pharmaceuticals, Inc.* ............              57,500
      1,000      Myriad Genetics, Inc.* ...................              32,625
      2,100      Oncogene Science, Inc.* ..................              19,950
      3,000      Sepracor Inc.*+ ..........................              55,125
      3,300      VISX, Inc.* ..............................             128,700
                                                                ---------------
                                                                        620,350
                                                                ---------------

                 BUILDING & CONSTRUCTION--3.5%
      1,000      Centex Corp. ............................               34,750
      4,250      Clayton Homes Inc. ......................               90,843
      1,000      Pulte Corp. .............................               33,625
      1,100      U.S. Home Corporation* ..................               32,038
                                                                ---------------
                                                                        191,256
                                                                ---------------

                 CHEMICALS--1.5%
        700      Monsanto Co. ............................               85,750
                                                                ---------------

                 COMMUNICATIONS--6.0%
      1,300      Ascend Communications, Inc.* ............              105,463
        800      DSC Communications Corporation* .........               29,500
      2,000      DSP Communications, Inc.* ...............               87,250
        850      Glenayre Technologies Inc.* .............               52,912
      1,100      Network Equipment Technologies, Inc.* ...               30,112
        300      U.S. Robotics Corp.* ....................               26,325
                                                                ---------------
                                                                        331,562
                                                                ---------------

                 COMPUTER RELATED &
                   BUSINESS EQUIPMENT--17.3%
      2,300      Altera Corporation* .....................              114,425
      3,300      Bay Networks Inc.* ......................              135,713
      1,650      Cisco Systems, Inc.* ....................              123,130
      1,600      Compaq Computer Corporation* ............               76,800
      2,600      Digital Equipment Corporation* ..........              166,725
      2,000      ESS Technology, Inc.* ...................               46,000
      2,000      Network Appliance, Inc.* ................               80,250
      1,500      Teltrend, Inc.* .........................               70,125
      3,000      3 Com Corp.* ............................              139,875
                                                                ---------------
                                                                        953,043
                                                                ---------------

                 COMPUTER SOFTWARE--7.5%
      2,000      Activision Inc.*+ .......................               22,000
      3,000      Comshare, Incorporated* .................               78,000
        600      Electronics For Imaging Inc.* ...........               26,250
      1,600      EPIC Design Technology, Inc.* ...........               33,600
      2,000      Inference Corp. Cl. A.* .................               38,000
      3,300      Informix Corporation* ...................               99,000
        500      Maxis, Inc.*+ ...........................               19,000


     Shares
     ------
      3,900      Softkey International Inc.*+ ............               90,187
        400      Tracor Inc.* ............................                5,800
                                                                ---------------
                                                                        411,837
                                                                ---------------

                 COMPUTER TECHNOLOGY--4.6%
      2,100      Adaptec, Inc.* ..........................               86,100
      1,000      C.P. Clare Corporation* .................               20,500
      2,000      General Datacomm Industries, Inc.* ......               34,250
        100      Pinnacle Systems, Inc.* .................                2,475
      2,000      Secure Computing Corporation* ...........              112,000
                                                                ---------------
                                                                        255,325
                                                                ---------------

                 CONSUMER PRODUCTS--2.2%
      2,000      Lauder (Estee) Companies, Inc. Class A* .               69,750
      1,500      Oakley, Inc.* ...........................               51,000
                                                                ---------------
                                                                        120,750
                                                                ---------------

                 DEFENSE--1.2%
        700      McDonnell Douglas Corporation ...........               64,400
                                                                ---------------

                 FINANCIAL SERVICES--3.9%
      4,000      AMRESCO Inc. ............................               51,000
      1,400      First Data Corporation ..................               93,625
      4,000      Money Store, Inc. .......................               62,500
        300      Schwab (Charles) Corporation (The)+ .....                6,038
                                                                ---------------
                                                                        213,163
                                                                ---------------

                 HEALTHCARE--19.7%
      2,700      Biochem Pharma Inc.*+ ...................              108,337
      2,300      Cardinal Health, Inc. ...................              125,925
      1,000      HBO & Company ...........................               76,625
      1,600      Healthsource, Inc.* .....................               57,600
        200      Hologic, Inc.* ..........................                8,200
      2,400      Lilly (Eli) Co. .........................              135,000
      3,500      Liposome Company Inc.* ..................               70,000
      2,250      Lunar Corp.*+ ...........................               61,875
      2,000      Medpartners/Mullikin, Inc.* .............               66,000
      1,000      Medtronic, Inc. .........................               55,875
        200      Merck & Co., Inc. .......................               13,150
        500      Nellcor Puritan Bennett Inc.* ...........               29,000
      1,000      Oxford Health Plans, Inc.* ..............               73,875
      1,000      Quintiles Transnational Corp.* ..........               41,000
        750      Summit Technology, Inc.*+ ...............               25,313
        400      Target Therapeutics, Inc.* ..............               17,100
      1,800      United Healthcare Corporation ...........              117,900
                                                                ---------------
                                                                      1,082,775
                                                                ---------------

                 INSURANCE--2.0%
        500      American International Group ............               46,250
      1,000      Travelers Group Inc. ....................               62,875
                                                                ---------------
                                                                        109,125
                                                                ---------------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

SCHEDULE OF INVESTMENTS--DECEMBER 31, 1995 (Cont'd)
--------------------------------------------------------------------------------

     Shares      COMMON STOCKS (CONTINUED)                            Value
     ------                                                           -----
                 POLLUTION CONTROL--.4%
        600      United Waste Systems, Inc.* .............      $        22,350
                                                                ---------------

                 RESTAURANTS & LODGING--2.7%
      3,900      Lone Star Steakhouse & Saloon, Inc.* ....              149,663
                                                                ---------------

                 RETAILING--1.2%
        300      CompUSA Inc.* ...........................                9,338
        500      The Gap, Inc. ...........................               21,000
        200      Viking Office Products, Inc.* ...........                9,300
      1,500      Williams-Sonoma, Inc.*+ .................               27,750
                                                                ---------------
                                                                         67,388
                                                                ---------------

                 SEMICONDUCTORS--7.2%
      3,300      Linear Technology Corporation ...........              129,525
      2,600      Maxim Integrated Products, Inc.* ........              100,100
      3,350      Microchip Technology Incorporated* ......              122,275
      3,000      Sandisk Corp.* ..........................               45,000
                                                                ---------------
                                                                        396,900
                                                                ---------------

                 SEMICONDUCTORS CAPITAL
                   EQUIPMENT--.4%
        850      Tencor Instruments* .....................               20,719
                                                                ---------------

                 MISCELLANEOUS--2.8%
      1,500      DST Systems, Inc.* ......................               42,750
      2,500      Service Corporation International .......              110,000
                                                                ---------------
                                                                        152,750
                                                                ---------------

                 TOTAL COMMON STOCKS
                   (COST $4,845,395) .....................            5,249,106
                                                                ---------------
    Principal
     Amount      SHORT-TERM INVESTMENTS--22.1%                        Value
     ------                                                           -----
                 SHORT-TERM CORPORATE NOTES--16.4%
     $200,000    Barnett Banks, Inc., 5.85%, 1/10/96 .....      $       199,707
     200,000     GTE California Inc., 5.92%, 1/5/96 ......              199,868
     100,000     Mitsui & Co. (USA) Inc., 5.68%, 1/26/96 .               99,606
     200,000     Narragansett Electric Co., 6.00%, 1/3/96               199,933
     200,000     United Parcel Service Of America Inc.,
                   5.85%, 1/4/96 .........................              199,904
                                                                ---------------

                 TOTAL SHORT-TERM CORPORATE NOTES
                   (COST $899,018) .......................              899,018
                                                                ---------------

                 SECURITIES HELD
                   UNDER REPURCHASE
                   AGREEMENTS--5.7%
                 Securities Held Under Repurchase
                   Agreements, 5.80%-6.00%, 1/2/96,
                   with Bear, Stearns & Co. Inc., dtd
                   12/29/95, repurchase price
                   $313,673; collateralized by
                   U.S. Treasury Strips
                   (par value $770,000, due
                   8/15/10) ..............................              313,467
                                                                ---------------

                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $1,212,485) .....................            1,212,485
                                                                ---------------

      TOTAL INVESTMENTS
        (COST $6,057,880)(A) ..................       117.5%          6,461,591

      Liabilities in Excess Of Other Assets ...       (17.5)           (964,505)
                                                   --------     ---------------
      NET ASSETS ..............................       100.0%        $ 5,497,086
                                                   ========     ===============

--------------------------------------------------------------------------------
      *  Non-income producing security.
      +  Securities partially or fully on loan.
    (a)  At  December  31,  1995,  the  net   unrealized   appreciation   on
         investments, based on cost for federal income tax purposes of $6,057,880, amounted to $403,711, which consisted of aggregate gross unrealized appreciation of $555,479 and aggregate gross unrealized depreciation of $151,768.


                       See Notes to Financial Statements

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------


                                                          FROM JANUARY 25, 1995
                                                            (COMMENCEMENT OF
                                                                OPERATIONS)
                                                         TO DECEMBER 31, 1995(I)
--------------------------------------------------------------------------------
  Net asset value, beginning of period                                 $  10.00
--------------------------------------------------------------------------------
  Net investment (loss)                                                   (0.03)
  Net realized and unrealized gain  (loss) on investments                  7.46
--------------------------------------------------------------------------------
      Total from investment operations                                     7.43
--------------------------------------------------------------------------------
  Net asset value, end of period                                       $  17.43
================================================================================
  Total Return                                                           74.30%
================================================================================
  Ratios and Supplemental Data:
    Net assets, end of period (000's omitted)                           $ 5,497
================================================================================
    Ratio of expenses excluding interest to average net assets            1.50%
================================================================================
    Ratio of expenses including interest to average net assets            1.56%
================================================================================
    Decrease reflected in above expense ratios
      due to expense reimbursements                                       2.36%
================================================================================
    Ratio of net investment (loss) to average net assets                 (0.71%)
================================================================================
    Portfolio Turnover Rate                                             178.23%
================================================================================
  Debt outstanding at end of period                                     $    0
================================================================================
  Average amount of debt outstanding during the period                  $ 8,122
================================================================================
  Average daily number of shares outstanding during the period           75,460
================================================================================
  Average amount of debt per share during the period                    $  0.11
================================================================================
(i) Ratios have been annualized; total return has not been annualized.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1995
--------------------------------------------------------------------------------



                                                                            AMERICAN          AMERICAN
                                                                              SMALL            INCOME
                                                          AMERICAN         CAPITALIZA-           AND
                                                           GROWTH             TION             GROWTH
                                                          PORTFOLIO        PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investments in securities, at value
       (identified cost*)--see accompany-

       ing schedules of investments                    $506,690,636     $1,115,194,108       $39,233,170
     Receivable for investment securities
       sold                                                      --          2,519,387                --
     Receivable for shares of beneficial
       interest sold                                     67,463,666          2,478,261             9,800
     Interest and dividends receivable                      213,098            107,348            55,403
     Receivable from Investment
       Manager--Note 3(a)                                        --                 --                --
     Other assets                                             6,155             16,752             6,570
------------------------------------------------------------------------------------------------------------
         Total Assets                                   574,373,555      1,120,315,856        39,304,943
------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payable for securities loaned                       27,639,745        114,379,873           776,167
     Payable for investment securities
       purchased                                         43,329,864         18,273,986                --
     Payable for shares of beneficial
       interest redeemed                                     13,715          2,518,403        29,855,415
     Interest payable                                            --                 --                --
     Accrued investment management fees                     258,354            674,370            20,688
     Accrued expenses                                       158,338            257,076            13,214
------------------------------------------------------------------------------------------------------------
         Total Liabilities                               71,400,016        136,103,708        30,665,484
------------------------------------------------------------------------------------------------------------
   NET ASSETS                                          $502,973,539      $ 984,212,148       $ 8,639,459
============================================================================================================
   NET ASSETS CONSIST OF:
     Paid-in capital                                   $434,692,227      $ 769,498,764        $ (610,924)
     Undistributed net investment
       income (accumulated loss)                            448,672         (4,389,480)          240,007
     Undistributed net realized gain
       (accumulated loss)                                14,697,665        (22,165,128)        7,646,055
     Net unrealized appreciation                         53,134,975        241,267,992         1,364,321
------------------------------------------------------------------------------------------------------------
   NET ASSETS                                          $502,973,539      $ 984,212,148       $ 8,639,459
============================================================================================================

   Shares of beneficial interest
     outstanding--Note 6                                 16,143,581         24,976,457           485,739
============================================================================================================

   NET ASSET VALUE PER SHARE                           $      31.16      $       39.41   $         17.79
============================================================================================================
   *Identified cost                                    $453,555,661      $ 873,926,116       $37,868,849
============================================================================================================

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 1995
--------------------------------------------------------------------------------


                                                                              AMERICAN        AMERICAN
                                                           AMERICAN            MIDCAP         LEVERAGED
                                                           BALANCED            GROWTH          ALLCAP
                                                           PORTFOLIO          PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------
   ASSETS:
     Investments in securities, at value
       (identified cost*)--see accompany-

       ing schedules of investments                     $13,209,990       $200,013,553        $6,461,591
     Receivable for investment securities
       sold                                               1,172,674                 --                --
     Receivable for shares of beneficial
       interest sold                                         16,430            830,074           118,620
     Interest and dividends receivable                       30,328             47,455             2,118
     Receivable from Investment
       Manager--Note 3(a)                                         --                --             8,549
     Other assets                                             2,429              3,683                12
------------------------------------------------------------------------------------------------------------
         Total Assets                                    14,431,851        200,894,765         6,590,890
------------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payable for securities loaned                               --         13,414,005           188,673
     Payable for investment securities
       purchased                                                 --          1,950,213           886,306
     Payable for shares of beneficial
       interest redeemed                                 10,741,530                 72               946
     Interest payable                                            --                 --               139
     Accrued investment management fees                       9,339            120,898             3,080
     Accrued expenses                                         9,813             60,814            14,660
------------------------------------------------------------------------------------------------------------
         Total Liabilities                               10,760,682         15,546,002         1,093,804
------------------------------------------------------------------------------------------------------------
   NET ASSETS                                           $ 3,671,169       $185,348,763        $5,497,086
============================================================================================================
   NET ASSETS CONSIST OF:
     Paid-in capital                                      $ 676,343       $152,728,945        $5,210,790
     Undistributed net investment
       income (accumulated loss)                            319,185           (304,781)           (8,065)
     Undistributed net realized gain
       (accumulated loss)                                 2,166,758          1,315,653          (109,350)
     Net unrealized appreciation                            508,883         31,608,946           403,711
------------------------------------------------------------------------------------------------------------
   NET ASSETS                                           $ 3,671,169       $185,348,763        $5,497,086
============================================================================================================

   Shares of beneficial interest
     outstanding--Note 6                                    269,192          9,533,195           315,382
============================================================================================================

   NET ASSET VALUE PER SHARE                            $     13.64       $      19.44        $    17.43
============================================================================================================
   *Identified cost                                     $12,701,107       $168,404,607        $6,057,880
============================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                             AMERICAN           AMERICAN
                                                                               SMALL             INCOME
                                                          AMERICAN          CAPITALIZA-            AND
                                                           GROWTH              TION              GROWTH
                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
     Income:
       Interest                                         $ 1,329,367        $ 2,298,429         $ 109,016
       Dividends                                          1,263,383            618,628           401,049
------------------------------------------------------------------------------------------------------------
         Total Income                                     2,592,750          2,917,057           510,065
------------------------------------------------------------------------------------------------------------
     Expenses:
       Management fees-- Note 3(a)                        1,894,223          5,628,002           235,434
       Interest expense                                          --                 --                --
       Custodian fees                                        76,320            178,020            18,749
       Transfer Agent fees                                    2,500              2,500             2,500
       Professional fees                                     37,836             77,846            10,309
       Trustees' fees                                         4,000              4,000             4,000
       Miscellaneous                                        130,694            203,958             9,872
------------------------------------------------------------------------------------------------------------
                                                          2,145,573          6,094,326           280,864
       Less, expense reimbursement
         Note 3(a)                                               --                 --                --
------------------------------------------------------------------------------------------------------------
         Total Expenses                                   2,145,573          6,094,326           280,864
------------------------------------------------------------------------------------------------------------
   Net Investment Income
     (Loss)                                                 447,177         (3,177,269)          229,201
------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
       Net realized gain (loss) on investments           15,710,698         (5,203,810)       10,080,314
       Net change in unrealized appreciation
         on investments                                  42,409,681        195,831,810           678,273
------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gain
           on investments                                58,120,379        190,628,000        10,758,587
------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                         $58,567,556       $187,450,731       $10,987,788
============================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------



                                                                               AMERICAN          AMERICAN
                                                            AMERICAN            MIDCAP          LEVERAGED
                                                            BALANCED            GROWTH            ALLCAP
                                                            PORTFOLIO          PORTFOLIO       PORTFOLIO(*)
------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
     Income:
       Interest                                           $ 409,706          $ 555,343           $ 7,631
       Dividends                                             38,778            181,692             1,942
------------------------------------------------------------------------------------------------------------
         Total Income                                       448,484            737,035             9,573
------------------------------------------------------------------------------------------------------------
     Expenses:
       Management fees-- Note 3(a)                           96,391            900,673             9,604
       Interest expense                                          --                 --               690
       Custodian fees                                        13,345             41,930            13,452
       Transfer Agent fees                                    2,500              2,500             2,500
       Professional fees                                      8,585             21,485             5,278
       Trustees' fees                                         4,000              4,000             4,000
       Miscellaneous                                          3,487             42,419             8,785
------------------------------------------------------------------------------------------------------------
                                                            128,308          1,013,007            44,309
       Less, expense reimbursement
         Note 3(a)                                               --                 --           (26,671)
------------------------------------------------------------------------------------------------------------
         Total Expenses                                     128,308          1,013,007            17,638
------------------------------------------------------------------------------------------------------------


   Net Investment Income
     (Loss)                                                 320,176           (275,972)           (8,065)
------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS
       Net realized gain (loss) on investments            2,423,578          3,625,757          (109,350)
       Net change in unrealized appreciation
         on investments                                     354,713         26,654,319           403,711
------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gain
           on investments                                 2,778,291         30,280,076           294,361
------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                          $3,098,467        $30,004,104          $286,296
============================================================================================================

(*) Commenced operations January 25, 1995.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                   AMERICAN
                                                                              AMERICAN              INCOME
                                                          AMERICAN             SMALL                  AND
                                                           GROWTH         CAPITALIZATION            GROWTH
                                                          PORTFOLIO          PORTFOLIO             PORTFOLIO
------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN CASH Cash flows from operating activities:
     Interest received                                 $  1,284,056       $  2,257,218          $   107,560
     Dividends received                                   1,284,564            651,822              412,621
     Operating expenses paid                             (1,863,413)        (5,537,740)            (272,801)
     Purchase of short-term securities, net             (62,246,511)       (56,163,927)         (25,637,367)
     Purchase of portfolio securities                  (466,813,895)      (882,002,846)         (57,052,607)
     Proceeds from disposition of
       portfolio securities                             282,951,993        510,524,878           86,109,362
     Other                                                   (1,195)            (3,881)              (4,977)
------------------------------------------------------------------------------------------------------------

         Net cash (used for) provided
           by operating activities                     (245,404,401)      (430,274,476)           3,661,791
------------------------------------------------------------------------------------------------------------

   Cash flows from financing activities:
     Dividends paid                                      (2,183,739)                 0             (352,788)
     Proceeds from shares sold and
       dividends reinvested                             336,098,077        689,235,046           14,937,635
     Payments on shares redeemed                       (107,132,855)      (293,464,899)         (16,633,691)
     Increase (decrease) in cash collateral
       received on securities loaned                     18,622,918         34,504,329           (1,612,947)
------------------------------------------------------------------------------------------------------------
         Net cash provided by (used for)
           financing activities                         245,404,401        430,274,476          (3,661,791)
------------------------------------------------------------------------------------------------------------
   Net increase in cash                                           0                  0                    0
   Cash--beginning of year                                        0                  0                    0
------------------------------------------------------------------------------------------------------------
   Cash--end of year                                   $          0       $               0     $
============================================================================================================
   RECONCILIATION  OF NET INCREASE IN NET ASSETS TO NET CASH (USED FOR) PROVIDED
     BY OPERATING ACTIVITIES:
   Net increase in net assets
     resulting from operations                         $ 58,567,556       $187,450,731          $10,987,788
   (Increase) decrease in investments                  (279,282,731)      (421,521,851)           4,803,370
   (Increase) decrease in receivable for
     investments sold                                             0           (619,287)             364,733
   (Increase) decrease in interest and
     dividends receivable                                   (24,130)            (8,017)              10,116
   Increase (decrease) in payable
     for investments purchased                           33,174,315         (5,500,758)          (1,748,723)
   Net realized gain (loss)                             (15,710,698)         5,203,810          (10,080,314)
   Net (increase) in unrealized appreciation            (42,409,681)      (195,831,810)            (678,273)
   Increase in accrued expenses                             282,160            556,586                8,063
   Net (increase) in other assets                            (1,192)            (3,880)              (4,969)
------------------------------------------------------------------------------------------------------------
   Net cash (used for) provided by
     operating activities                             $(245,404,401)     $(430,274,476)         $ 3,661,791
============================================================================================================
(*)   Commenced operations January 25, 1995.


THE ALGER AMERICAN FUND
STATEMENTS OF CASH FLOWS  (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------

                                                                               AMERICAN          AMERICAN
                                                            AMERICAN            MIDCAP          LEVERAGED
                                                            BALANCED            GROWTH            ALLCAP
                                                            PORTFOLIO          PORTFOLIO       PORTFOLIO(*)
------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN CASH Cash flows from operating activities:
     Interest received                                   $   415,577      $    533,022        $    5,907
     Dividends received                                       39,342           177,458             1,548
     Operating expenses paid                                (124,658)         (897,315)          (8,308)
     Purchase of short-term securities, net               (5,693,864)      (10,380,018)       (1,212,484)

     Purchase of portfolio securities                    (12,041,910)     (199,719,781)       (6,310,543)
     Proceeds from disposition of
       portfolio securities                               17,288,738       112,883,607         2,242,103
     Other                                                    (1,596)           (1,193)              (12)
------------------------------------------------------------------------------------------------------------

         Net cash (used for) provided
           by operating activities                          (118,371)      (97,404,220)       (5,281,789)
------------------------------------------------------------------------------------------------------------

   Cash flows from financing activities:
     Dividends paid                                         (217,622)          (10,668)                0
     Proceeds from shares sold and
       dividends reinvested                                5,141,339       159,569,464         6,625,927
     Payments on shares redeemed                          (4,020,864)      (66,975,668)      (1,532,811)
     Increase (decrease) in cash collateral
       received on securities loaned                        (784,482)        4,821,092           188,673
------------------------------------------------------------------------------------------------------------
         Net cash provided by (used for)
           financing activities                              118,371        97,404,220         5,281,789
------------------------------------------------------------------------------------------------------------
   Net increase in cash                                            0                 0                 0
   Cash--beginning of year                                         0                 0                 0
------------------------------------------------------------------------------------------------------------
   Cash--end of year                                      $        0       $         0       $         0
============================================================================================================
   RECONCILIATION  OF NET INCREASE IN NET ASSETS TO NET CASH (USED FOR) PROVIDED
     BY OPERATING ACTIVITIES:
   Net increase in net assets
     resulting from operations                            $3,098,467      $ 30,004,104         $ 286,296
   (Increase) decrease in investments                        764,087       (94,433,309)       (6,167,231)
   (Increase) decrease in receivable for
     investments sold                                       (963,254)          650,966                 0
   (Increase) decrease in interest and
     dividends receivable                                      6,435           (26,555)           (2,118)
   Increase (decrease) in payable
     for investments purchased                              (247,870)       (3,433,850)          886,306
   Net realized gain (loss)                               (2,423,578)       (3,625,757)          109,350
   Net (increase) in unrealized appreciation                (354,713)      (26,654,319)         (403,711)
   Increase in accrued expenses                                3,650           115,692            17,879
   Net (increase) in other assets                             (1,595)           (1,192)           (8,560)
------------------------------------------------------------------------------------------------------------
   Net cash (used for) provided by
     operating activities                               $   (118,371)    $ (97,404,220)      $(5,281,789)
============================================================================================================

(*)   Commenced operations January 25, 1995.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                AMERICAN
                                                                               AMERICAN          INCOME
                                                           AMERICAN             SMALL             AND
                                                            GROWTH         CAPITALIZATION       GROWTH
                                                           PORTFOLIO          PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                    $       447,177      $   (3,177,269)    $     229,201
   Net realized gain (loss) on investments              15,710,698          (5,203,810)       10,080,314
   Net change in unrealized appreciation
     on investments                                     42,409,681         195,831,810           678,273
------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                                    58,567,556         187,450,731        10,987,788
   Dividends to shareholders:
     Net investment income                                (480,697)                 --          (352,788)
     Net realized gains                                 (1,703,042)                 --                --
   Net increase (decrease) from
     shares of beneficial interest
     transactions-- Note 6                             296,199,246         399,724,319       (31,130,440)
------------------------------------------------------------------------------------------------------------
       Total increase (decrease)                       352,583,063         587,175,050       (20,495,440)
   Net Assets
     Beginning of year                                 150,390,476         397,037,098        29,134,899
------------------------------------------------------------------------------------------------------------
     End of year                                   $   502,973,539      $  984,212,148     $   8,639,459
============================================================================================================
     Undistributed net investment income
       (accumulated loss)                          $       448,672      $   (4,389,480)    $     240,007
============================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------




                                                                             AMERICAN         AMERICAN
                                                           AMERICAN           MIDCAP          LEVERAGED
                                                           BALANCED           GROWTH           ALLCAP
                                                          PORTFOLIO          PORTFOLIO       PORTFOLIO(*)
------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                      $     320,176    $       (275,972)   $       (8,065)
   Net realized gain (loss) on investments               2,423,578           3,625,757          (109,350)
   Net change in unrealized appreciation
     on investments                                        354,713          26,654,319           403,711
------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                                     3,098,467          30,004,104           286,296
   Dividends to shareholders:
     Net investment income                                (217,622)            (10,668)               --
     Net realized gains                                         --                  --                --
   Net increase (decrease) from
     shares of beneficial interest
     transactions-- Note 6                              (9,604,163)         93,177,691         5,210,790
------------------------------------------------------------------------------------------------------------
       Total increase (decrease)                        (6,723,318)        123,171,127         5,497,086
   Net Assets
     Beginning of year                                  10,394,487          62,177,636                --
------------------------------------------------------------------------------------------------------------
     End of year                                     $   3,671,169    $    185,348,763    $    5,497,086
============================================================================================================
     Undistributed net investment income
       (accumulated loss)                            $     319,185    $       (304,781)   $       (8,065)
============================================================================================
 ===============
(*)   Commenced operations January 25, 1995.

                       See Notes to Financial Statements.



THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1994
--------------------------------------------------------------------------------

                                                                                    AMERICAN
                                                                   AMERICAN          INCOME                               AMERICAN
                                                  AMERICAN           SMALL             AND              AMERICAN           MIDCAP
                                                   GROWTH        CAPITALIZATION      GROWTH             BALANCED           GROWTH
                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO           PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 $    483,387     $    (280,867)    $     363,898     $     217,713     $       12,161
Net realized gain (loss) on investments           705,938       (17,564,040)       (2,087,625)        (256,903)         (2,319,155)
Net change in unrealized appreciation
  (depreciation) on investments                 1,040,130        14,069,231        (1,210,449)         (332,427)         2,842,601
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     2,229,455        (3,775,676)       (2,934,176)         (371,617)           535,607
Dividends to shareholders:
  Net investment income                          (122,545)               --          (296,743)         (109,638)                --
  Net realized gains                           (6,409,484)      (18,316,556)       (1,140,543)         (123,976)          (122,328)
Net increase from shares of beneficial
  interest transactions-- Note 6               79,815,236       180,279,205         1,611,518         3,151,811         40,463,768
------------------------------------------------------------------------------------------------------------------------------------

    Total increase (decrease)                  75,512,662       158,186,973        (2,759,944)        2,546,580         40,877,047
Net Assets
  Beginning of year                            74,877,814       238,850,125        31,894,843         7,847,907         21,300,589
------------------------------------------------------------------------------------------------------------------------------------
  End of year                                $150,390,476    $  397,037,098     $  29,134,899     $  10,394,487    $    62,177,636
====================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                       $    482,192    $   (1,212,211)    $     363,594     $     216,631    $       (18,141)
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 1995
--------------------------------------------------------------------------------

NOTE 1--GENERAL:
The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively "the Portfolios"). Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:
(a) INVESTMENT VALUATION: Investments of the Portfolios are valued at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers, and are collateralized by U.S. Government securities. Such collateral is verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At December 31, 1995, the value of securities loaned and cash collateral received thereon were as follows:
                                            VALUE OF              CASH
                                           SECURITIES          COLLATERAL
                                             LOANED             RECEIVED
                                            ---------           ---------
American Growth Portfolio.............    $  26,693,177       $  27,639,745
American Small Capitalization
   Portfolio..........................      111,387,107         114,379,873
American Income and Growth
   Portfolio..........................          763,981             776,167
American Balanced Portfolio...........              --                  --
American MidCap Growth
   Portfolio..........................       12,981,913          13,414,005
American Leveraged AllCap
   Portfolio..........................          185,934             188,673

The Portfolios invest the cash collateral and rebate a portion of the interest earned to the borrower of the securities. During the year ended December 31, 1995, the American Growth Portfolio, the American Small Capitalization Portfolio, the American Income and Growth Portfolio, the American Balanced
Portfolio, the American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio received $57,569, $329,699, $9,625, $2,804, $33,854, and $408,
respectively, of stock loan fees, net of rebates paid. Such net fees are included in interest income in the accompanying Statements of Operations.

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

Dividends from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 1995
--------------------------------------------------------------------------------

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: The negative balance in paid-in-capital for the American Income and Growth Portfolio as of December 31, 1995 is the result of payments for fund shares redeemed exceeding the receipts for fund shares sold on an aggregate basis.

NOTE 3--INVESTMENT  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of the Investment Management Agreements (the "Agreements") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio.....................................        .750%
American Small Capitalization Portfolio.......................        .850
American Income and Growth Portfolio..........................        .625
American Balanced Portfolio...................................        .750
American MidCap Growth Portfolio..............................        .800
American Leveraged AllCap Portfolio...........................        .850

The Agreements further provide that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses. For the year ended December 31, 1995, Alger Management reimbursed the American Leveraged AllCap Portfolio $26,671.

(b) BROKERAGE COMMISSIONS: During the year ended December 31, 1995, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $815,307, $697,538, $154,254, $25,463, $326,893 and
$4,108, respectively, in connection with securities transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), whereby Services will act as transfer agent for the Fund for a fee of $2,500 per year, per Portfolio plus out-of-pocket expenses.

(d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services. At December 31, 1995, Alger Inc. and affiliates owned 35,482 shares, 21,919 shares, 1,122 shares, 1,464 shares, 1 share, and 24,501 shares of the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio, respectively.


NOTE 4--SECURITIES TRANSACTIONS:
Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1995, were as follows:
                                              PURCHASES           SALES
                                              ---------           -----
American Growth Portfolio.............     $499,988,210        $282,949,942
American Small Capitalization
   Portfolio..........................      876,502,088         511,075,264
American Income and Growth
   Portfolio..........................       55,303,884          85,744,658
American Balanced Portfolio...........       11,794,040          18,252,029
American MidCap Growth
   Portfolio..........................      196,285,931         112,233,087
American Leveraged AllCap
   Portfolio..........................        7,196,849           2,242,107


NOTE 5--SHORT-TERM BORROWINGS:
The American Leveraged AllCap Portfolio has a line of credit with a bank whereby it may borrow up to one-third of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. For the period ended December 31, 1995, the Portfolio had borrowings which averaged $8,122 at a weighted average interest rate of 8.97%.

NOTE 6--SHARE CAPITAL:
The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (CONT'D)


DECEMBER 31, 1995
--------------------------------------------------------------------------------

During the year ended December 31, 1995, transactions of shares of beneficial interest were as follows:

                                               SHARES            AMOUNT
                                               ------            -------
American Growth
   Portfolio:
    Shares sold.......................       13,397,031        $401,141,672
    Dividends reinvested..............           84,119           2,183,739
                                              ---------         -----------
                                             13,481,150         403,325,411
    Shares redeemed......................    (3,839,223)       (107,126,165)
                                              ---------         -----------
      Net increase....................        9,641,927        $296,199,246
                                              =========         ===========

                                               SHARES            AMOUNT
                                               ------            -------
American Small Capitalization
    Portfolio:
    Shares sold.......................       18,702,535       $ 691,048,373
    Shares redeemed......................    (8,263,881)       (291,324,054)
                                              ---------         -----------
      Net increase....................       10,438,654       $ 399,724,319
                                              =========         ===========

                                               SHARES            AMOUNT
                                               ------            -------
American Income and Growth
    Portfolio:
    Shares sold.......................          887,706      $   14,574,940
    Dividends reinvested..............           23,363             352,788
                                              ---------         -----------
                                                911,069          14,927,728
    Shares redeemed......................    (2,616,215)        (46,058,168)
                                              ---------         -----------
      Net decrease.......................    (1,705,146)      $ (31,130,440)
                                              =========         ===========

                                               SHARES            AMOUNT
                                               ------            -------
American Balanced
    Portfolio:
    Shares sold.......................          392,582     $     4,925,776
    Dividends reinvested..............           18,568             217,622
                                              ---------         -----------
                                                411,150           5,143,398
    Shares redeemed......................    (1,104,001)        (14,747,561)
                                              ---------         -----------
      Net decrease.......................      (692,851)       $ (9,604,163)
                                              =========         ===========

                                               SHARES            AMOUNT
                                               ------            -------
American MidCap Growth
    Portfolio:
    Shares sold.......................        8,606,684       $ 160,082,716
    Dividends reinvested..............              706              10,668
                                              ---------         -----------
                                              8,607,390         160,093,384
    Shares redeemed......................    (3,694,620)        (66,915,693)
                                              ---------         -----------
      Net increase....................        4,912,770      $   93,177,691
                                              =========         ===========

                                               SHARES            AMOUNT
                                               ------            -------
American Leveraged AllCap
    Portfolio:
    Shares sold.......................          405,310         $ 6,744,547
    Shares redeemed......................       (89,928)         (1,533,757)
                                              ---------         -----------
      Net increase....................          315,382         $ 5,210,790
                                              =========         ===========

During the year ended December 31, 1994, transactions of shares of beneficial interest were as follows:
                                               SHARES            AMOUNT
                                               ------            -------
American Growth
    Portfolio:
    Shares sold.......................        5,373,649        $124,532,301
    Dividends reinvested..............          304,524           6,532,029
                                              ---------         -----------
                                              5,678,173         131,064,330
    Shares redeemed......................    (2,211,790)        (51,249,094)
                                              ---------         -----------
      Net increase....................        3,466,383       $  79,815,236
                                              =========         ===========

                                               SHARES            AMOUNT
                                               ------            -------
American Small Capitalization
    Portfolio:
    Shares sold.......................       12,403,211        $335,183,769
    Dividends reinvested..............          711,599          18,316,556
                                              ---------         -----------
                                             13,114,810         353,500,325
    Shares redeemed......................    (6,312,212)       (173,221,120)
                                              ---------         -----------
      Net increase....................        6,802,598        $180,279,205
                                              =========         ===========

                                               SHARES            AMOUNT
                                               ------            -------
American Income and Growth
    Portfolio:
    Shares sold.......................          682,155      $    9,507,480
    Dividends reinvested..............          112,640           1,437,286
                                              ---------         -----------
                                                794,795          10,944,766
    Shares redeemed......................      (686,690)         (9,333,248)
                                              ---------         -----------
      Net increase....................          108,105      $    1,611,518
                                              =========         ===========

                                               SHARES            AMOUNT
                                               ------            -------
American Balanced
    Portfolio:
    Shares sold.......................          413,116      $    4,551,206
    Dividends reinvested..............           22,313             233,615
                                              ---------         -----------
                                                435,429           4,784,821
    Shares redeemed......................      (151,358)         (1,633,010)
                                              ---------         -----------
      Net increase....................          284,071      $    3,151,811
                                              =========         ===========

                                               SHARES            AMOUNT
                                               ------            -------
American MidCap Growth
    Portfolio:
    Shares sold.......................        3,901,955       $  51,365,282
    Dividends reinvested..............            9,794             122,329
                                              ---------         -----------
                                              3,911,749          51,487,611
    Shares redeemed......................      (843,779)        (11,023,843)
                                              ---------         -----------
      Net increase....................        3,067,970       $  40,463,768
                                              =========         ===========

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND
  BOARD OF TRUSTEES OF THE ALGER AMERICAN FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio) as of December 31, 1995, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund as of December 31, 1995, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.


                                           ARTHUR ANDERSEN LLP

New York, New York
February 5, 1996

APPENDIX

CORPORATE BOND RATINGS

    Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With A bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest-rated that qualifies for commercial bank investment. Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing

APPENDIX
(continued)

of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                                           =====================================
INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038                             THE |
--------------------------------------             ALGER | Meeting the challenge
DISTRIBUTOR:                                    AMERICAN | of investing
Fred Alger & Company, Incorporated                  FUND |
30 Montgomery Street
Jersey City, New Jersey 07302
--------------------------------------
CUSTODIAN:
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540-6231
--------------------------------------
TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302
--------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105
--------------------------------------


                                                         |
                                               STATEMENT |
                                           OF ADDITIONAL | May 1, 1996
                                             INFORMATION |
                                                         |



                                           =====================================

                                     PART C

                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (l)  Financial Statements included in Part A:

                          Condensed Financial Information

               (2)  Financial Statements included in Part B:

                    (i) Report of Independent Accountants;

                   (ii) Financial Statements as of December 31, 1995 and for the
                        period then ended;


          (b)  Exhibits:


Exhibit No.                   Description of Exhibit
-----------                   ----------------------

  l(a)      Agreement and Declaration of Trust (l)

  l(b) Written Consent of the Sole Trustee of the Trust amending the Agreement and Declaration of Trust (1)

  1(c) Amendment to Registrant's Agreement and Declaration of Trust to establish the Alger American Fixed Income Portfolio (3)

  l(d) Certificate of Designation relating to the Alger American MidCap Growth Portfolio (5)

  1(e) Certificate of Designation relating to the Alger American Leveraged AllCap Portfolio (6)

  2         By-laws of Registrant (l)

  3         Not applicable

Exhibit No.                   Description of Exhibit
-----------                   ----------------------

  4(a) Specimen certificate for shares of beneficial interest in the Alger American Money Market Portfolio, the Alger American Income and Growth Portfolio, the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio (2)

  4(b) Specimen certificate for shares of beneficial interest in the Alger American Fixed Income Portfolio (3)

  4(c) Specimen certificate for shares of beneficial interest in the Alger American Balanced Portfolio (4)

  4(d) Specimen certificate for shares of beneficial interest in the Alger American MidCap Growth Portfolio (5)

  4(e) Specimen certificate for shares of beneficial interest in the Alger American Leveraged AllCap Portfolio (6)

  5         Investment Management Agreements (3)

  5(a) Investment Management Agreement for the Alger American Balanced Portfolio (4)

  5(b) Investment Management Agreement for the Alger American MidCap Growth Portfolio (5)

  5(c) Investment Management Agreement for the Alger American Leveraged AllCap Portfolio (6)

  6         Distribution Agreement (3)

  7         Not applicable

  8(a)      Form of Custody Agreement (2)

  8(b) Form of Supplement to Custody Agreement relating to the Alger American Fixed Income Portfolio (3)

  9         Not applicable

  10        Opinions of Counsel (3)

  l0(a)     Opinions of Sullivan & Worcester

  11        Consent of Arthur Andersen LLP

  12        Not applicable

  13(a) Purchase Agreement relative to the shares of the Alger American Money Market, Income and Growth, Small Capitalization and Growth Portfolios (2)

  13(b) Purchase Agreement relative to the shares of the Alger American Fixed Income Portfolio (3)

  13(c) Purchase Agreement relative to the shares of the Alger American MidCap Growth Portfolio (5)

  13(d) Purchase Agreement relative to the shares of the Alger American Leveraged AllCap Portfolio (6)

  14        Not applicable

  15        Not applicable

  16 Schedule for computation of performance quotations provided in the Statement of Additional Information

----------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on May 6, 1988.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration Statement ("Pre-Effective Amendment No. 2") filed with the SEC on July 22, 1988.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement ("Post-Effective Amendment No. 1") filed with the SEC on January 23, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement ("Post-Effective Amendment No. 5") filed with the SEC on August 3, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement ("Post-Effective Amendment No. 7") filed with the SEC on March 5, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement ("Post-Effective Amendment No. 9") filed with the SEC on March 2, 1994.

Item 25.  Persons Controlled by or Under Common Control with Registrant

                    None.


Item 26.  Number of Holders of Securities

     Set forth below is information regarding the number of record holders of each class of Registrant's securities as of April 14, 1995.



               Title or Class                        Number of Record Holders
               --------------                        ------------------------


     Alger American Income and Growth Portfolio                 6
     Alger American Small Capitalization Portfolio             17
     Alger American Growth Portfolio                           16
     Alger American Balanced Portfolio                          5
     Alger American MidCap Growth Portfolio                    13
     Alger American Leveraged AllCap Portfolio                  9



Item 27.  Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser

     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to two closed-end investment companies and to another open-end investment company. The list required by this Item 28 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).

Item 29.  Principal Underwriter

     (a) Alger Inc. acts as principal underwriter for Registrant and The Alger Fund and has acted as subscription agent for Castle Convertible Fund, Inc. and Spectra Fund, Inc.

     (b) The information required by this Item 29 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.

Item 30.  Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory
S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.


Item 31.  Management Services

               Not applicable.


Item 32.  Undertakings

     (a)  Not applicable

     (b)  Not applicable

     (c)  Registrant  hereby  undertakes  to provide its annual  report  without
          charge  to  any   recipient  of  its   Prospectus   who  requests  the
          information.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, Registrant certified that this Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 26th day of February, 1996.

                                            THE ALGER AMERICAN FUND

                                            By: /s/ David D. Alger
                                                --------------------------------
                                                  David D. Alger, President


ATTEST: /s/ Gregory S. Duch
        -------------------------------
        Gregory S. Duch, Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:



       Signature                     Title                              Date
       ---------                     -----                              ----

/s/ Fred M. Alger III*               Chairman of the Board     February 20, 1996
--------------------------------
      Fred M. Alger III


/s/ David D. Alger                   President and Trustee     February 20, 1996
--------------------------------     (Chief Executive Officer)
      David D. Alger

/s/ Gregory S. Duch                  Treasurer                 February 20, 1996
--------------------------------     (Chief Financial and Accounting
      Gregory S. Duch                 Officer)

/s/ Nathan E. Saint-Amand*           Trustee                   February 20, 1996
--------------------------------
      Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*               Trustee                   February 20, 1996
--------------------------------
      Stephen E. O'Neil

/s/ Arthur M. Dubow*                 Trustee                   February 20, 1996
--------------------------------
      Arthur M. Dubow

/s/ John T. Sargent*                 Trustee                   February 20, 1996
--------------------------------
      John T. Sargent

                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                                                     ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ---

                                                                     ---
     Pre-Effective Amendment No.                                     ---


                                                                     ---
     Post-Effective Amendment No. 12                                   X
                                                                     ---



                                     and/or

                                                                     ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ---


                                                                     ---
     Amendment No. 14                                                  x
                                                                     ---



                        (Check appropriate box or boxes)

                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS

Exhibit                                               Page Number in Sequential
  No.                                                       Number System
------                                                -------------------------

  11      Consent of Arthur Andersen LLP .............